UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:

DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio —Service Shares

DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund

DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares and Government Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S

October 31, 2020

Semiannual Report

to Shareholders

Cash Account Trust

Service Shares

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS Government & Agency Securities Portfolio
3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
DWS Tax-Exempt Portfolio
13	Portfolio Summary
14	Investment Portfolio
27	Statement of Assets and Liabilities

29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
44	Information About Each Fund’s Expenses
46	Other Information
47	Advisory Agreement Board Considerations and Fee Evaluation
56	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. Please read the prospectus for specific details regarding each Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Government & Agency Obligations	70%	69%
Repurchase Agreements	30%	31%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Government & Agency
Securities Portfolio	29 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Retail*	37 days	35 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

Cash Account Trust — Service Shares	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 66.4%
U.S. Government Sponsored Agencies 32.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.055%, 0.085%**, 2/3/20/21	23,500,000	23,499,420

0.112%*, 4/26/2021	15,000,000	14,991,979

SOFR plus 0.070%, 0.16%**, 8/11/2022	20,000,000	20,001,798

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.21%**, 12/28/2020	25,000,000	25,001,940

0.35%, 5/7/2021	22,000,000	21,993,878

Federal Home Loan Bank:

3-month LIBOR minus 0.155%, 0.096%**, 1/29/2021	35,000,000	35,000,000

0.1%*, 1/29/2021	50,000,000	49,988,022

0.102%*, 12/2/2020	25,000,000	24,997,917

1-month LIBOR minus 0.050%, 0.106%**, 1/27/2021	18,500,000	18,500,000

0.107%*, 1/15/2021	50,000,000	49,989,208

SOFR plus 0.020%, 0.11%**, 11/25/2020	18,000,000	18,000,000

0.11%, 4/26/2021	25,000,000	24,999,246

0.113%*, 11/12/2020	15,000,000	14,999,538

SOFR plus 0.030%, 0.12%**, 1/28/2021	50,000,000	50,000,000

0.126%*, 2/10/2021	15,000,000	14,994,833

SOFR plus 0.040%, 0.13%**, 2/26/2021	50,000,000	50,000,000

1-month LIBOR minus 0.010%, 0.13%**, 5/3/2021	15,250,000	15,249,219

SOFR plus 0.050%, 0.14%**, 1/28/2021	20,000,000	20,000,000

0.15%, 11/22/2021	25,000,000	25,000,000

SOFR plus 0.065%, 0.155%**, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.120%, 0.21%**, 12/11/2020	50,000,000	50,000,000

SOFR plus 0.120%, 0.21%**, 2/28/2022	21,000,000	21,000,000

SOFR plus 0.130%, 0.22%**, 3/11/2021	45,000,000	45,000,000

Federal Home Loan Mortgage Corp.:

SOFR plus 0.030%, 0.12%**, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.13%**, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.070%, 0.16%**, 2/25/2022	47,000,000	47,000,000

SOFR plus 0.950%, 0.185%**, 8/19/2022	23,000,000	23,000,000

SOFR plus 0.145%, 0.235%**, 12/9/2021	10,000,000	10,000,000

SOFR plus 0.150%, 0.24%**, 3/4/2022	21,000,000	20,973,066

SOFR plus 0.190%, 0.28%**, 6/2/2022	10,000,000	10,000,000

Federal National Mortgage Association:

SOFR plus 0.040%, 0.13%**, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.14%**, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.075%, 0.165%**, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.39%**, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.4%**, 10/25/2021	7,500,000	7,500,000

		970,180,064

The accompanying notes are an integral part of the financial statements.

4	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 33.8%

U.S. Treasury Bills:

0.097%*, 1/7/2021	100,000,000	99,982,583

0.102%*, 11/27/2020	75,000,000	74,994,792

0.102%*, 1/28/2021	130,000,000	129,967,101

0.102%*, 3/2/2021	25,000,000	24,991,667

0.105%*, 1/14/2021	40,000,000	39,991,646

0.105%*, 4/6/2021	15,000,000	14,993,262

0.107%*, 11/12/2020	45,000,000	44,998,687

0.107%*, 3/25/2021	25,000,000	24,989,573

0.12%*, 2/25/2021	28,250,000	28,239,351

0.122%*, 2/11/2021	30,000,000	29,989,900

0.125%*, 1/28/2021	50,000,000	49,985,198

0.147%*, 1/14/2021	40,000,000	39,988,239

0.159%*, 12/1/2020	75,000,000	74,990,575

0.174%*, 12/3/2020	20,000,000	19,997,046

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.055%, 0.155%**, 7/31/2022	22,500,000	22,499,338

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.215%**, 1/31/2021	112,500,000	112,528,756

3-month U.S. Treasury Bill Money Market Yield plus 0.139%, 0.239%**, 4/30/2021	93,000,000	93,064,751

3-month U.S. Treasury Bill Money Market Yield plus 0.220%, 0.32%**, 7/31/2021	39,500,000	39,564,701

3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 0.4%**, 10/31/2021	40,000,000	40,118,090

		1,005,875,256

Total Government & Agency Obligations (Cost $1,976,055,320)		1,976,055,320

Repurchase Agreements 29.0%

Barclays Bank PLC, 0.07%, dated 10/30/2020, to be repurchased at $258,901,510 on 11/2/2020 (a)	258,900,000	258,900,000

BNP Paribas, 0.07%, dated 10/30/2020, to be repurchased at $245,401,432 on 11/2/2020 (b)	245,400,000	245,400,000

Citigroup Global Markets, Inc., 0.07%, dated 10/30/2020, to be repurchased at $112,200,655 on 11/2/2020 (c)	112,200,000	112,200,000

Wells Fargo Bank, 0.07%, dated 10/30/2020, to be repurchased at $102,800,600 on 11/2/2020 (d)	102,800,000	102,800,000

Wells Fargo Bank, 0.09%, dated 10/30/2020, to be repurchased at $143,151,074 on 11/2/2020 (e)	143,150,000	143,150,000

Total Repurchase Agreements (Cost $862,450,000)		862,450,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	5

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,838,505,320)	95.4	2,838,505,320
Other Assets and Liabilities, Net	4.6	136,757,819

Net Assets	100.0	2,975,263,139

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

(a)	Collateralized by $184,856,700 U.S. Treasury Bonds, 2.25-4.375%, with various maturity dates of 11/15/2027-5/15/2041 with a value of $264,078,116.

(b)	Collateralized by $250,428,300 U.S. Treasury Bill, Zero Coupon, maturing on 4/8/2021 with a value of $250,308,094.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,889,200	U.S. Treasury Inflation-Indexed Bond	0.375	7/15/2027	112,558,124
1,892,700	U.S. Treasury Note	0.5	6/30/2027	1,885,935
Total Collateral Value				114,444,059

(d)	Collateralized by $81,067,795 U.S. Treasury Bonds, 2.0-6.75%, with various maturity dates of 8/15/2023-2/15/2050 with a value of $104,856,012.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
605,545	Federal Home Loan Mortgage Corp.	3.066	4/1/2048	632,703
136,684,369	Federal National Mortgage Association	1.382–4.5	7/1/2024–10/01/2050	145,380,297
Total Collateral Value				146,013,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

6	|	Cash Account Trust — Service Shares

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$1,976,055,320	$—	$1,976,055,320
Repurchase Agreements	—	862,450,000	—	862,450,000
Total	$—	$2,838,505,320	$—	$2,838,505,320

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	7

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,976,055,320
Repurchase agreements, valued at amortized cost	862,450,000
Cash	109,146
Receivable for Investments sold	151,230,000
Receivable for Fund shares sold	650,609
Interest receivable	466,905
Other assets	51,530
Total assets	2,991,013,510

Liabilities
Payable for investments purchased	14,993,263
Payable for Fund shares redeemed	255,853
Distributions payable	75,236
Accrued Trustees’ fees	36,446
Other accrued expenses and payables	389,573
Total liabilities	15,750,371
Net assets, at value	$2,975,263,139

Net Assets Consist of
Distributable earnings (loss)	144,334
Paid-in capital	2,975,118,805
Net assets, at value	$2,975,263,139

The accompanying notes are an integral part of the financial statements.

8	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($229,196,325 ÷ 229,199,497 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,575,270,483 ÷ 2,575,306,176 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($147,934,978 ÷ 147,937,027 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($22,861,353 ÷ 22,861,670 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	9

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$2,255,226
Expenses:

Management fee	1,162,737
Administration fee	1,400,593
Services to shareholders	303,305
Distribution and service fees	184,457
Custodian fee	10,338
Professional fees	45,005
Reports to shareholders	36,228
Registration fees	50,036
Trustees’ fees and expenses	55,084
Other	83,373
Total expenses before expense reductions	3,331,156
Expense reductions	(1,682,462)
Total expenses after expense reductions	1,648,694
Net investment income	606,532
Net realized gain (loss) from investments	33,255
Net increase (decrease) in net assets resulting from operations	$639,787

The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$606,532	$46,198,435
Net realized gain (loss)	33,255	(38,106)
Net increase in net assets resulting from operations	639,787	46,160,329
Distributions to shareholders:

DWS Government & Agency Money Fund	(13,613)	(3,929,627)
DWS Government Cash Institutional Shares	(584,796)	(38,742,479)
Government Cash Managed Shares	(7,056)	(3,346,390)
Service Shares	(879)	(179,937)
Total distributions	(606,344)	(46,198,433)
Fund share transactions:

Proceeds from shares sold	47,970,843,564	59,955,424,978
Reinvestment of distributions	109,934	13,073,542
Payments for shares redeemed	(47,965,578,939)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	5,374,559	231,627,730
Increase (decrease) in net assets	5,408,002	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511

Net assets at end of period	$2,975,263,139	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

Financial Highlights

DWS Government & Agency Securities Portfolio —

Service Shares

	Six Months Ended 10/31/20 (Unaudited)		Years Ended April 30,
			2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.009		.012		.002		.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	(.000	)***	.000	***	.000	***	(.000	)***
Total from investment operations	.000	***	.009		.012		.002		.000	***	.000	***
Less distributions from:
Net investment income	(.000	)***	(.009)		(.012)		(.002)		(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.01	**	.90		1.21		.23		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		28		16		46		32		46
Ratio of expenses before expense reductions (%)	1.05	*	1.05		1.05		1.03		1.04		1.04
Ratio of expenses after expense reductions (%)	.16	*	.90		.98		.98		.48		.20
Ratio of net investment income (%)	.01	*	.94		1.09		.22		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	74%	67%
Tax-Exempt Commercial Paper	7%	12%
Municipal Floating-Rate Notes	6%	8%
Municipal Bonds and Notes	4%	4%
Preferred Shares of Closed-End Investment Companies	9%	9%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	23 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	29 days	21 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 14–26. A quarterly Fact Sheet is available on dws.com or upon request.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	13

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 89.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.12%*, 11/6/2020	360,000	360,000

Arizona 2.1%

Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.11%*, 11/2/2020, LOC: JPMorgan Chase Bank NA	560,000	560,000

Arizona, State Health Facilities Authority, Dignity Health, Series A, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,380,000	1,380,000

Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	1,950,000	1,950,000

Pima County, AZ, Industrial Development Authority Revenue, Broadway Proper Congregate, Series A, 0.11%*, 11/6/2020, LOC: Federal Home Loan Bank	1,700,000	1,700,000

		5,590,000

Arkansas 0.3%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.24%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	700,000	700,000

California 21.5%

California, Metropolitan Water District of Southern California:

Series D, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

Series E, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.1%*, 11/2/2020, LOC: Barclays Bank PLC	7,700,000	7,700,000

California, State Department Water Resources Revenue, Series 1, TECP, 0.14%, 11/18/2020	10,000,000	10,000,000

California, State General Obligation:

Series A, 0.08%*, 11/2/2020, LOC: Citibank NA	2,240,000	2,240,000

Series B2, 0.08%*, 11/2/2020, LOC: Citibank NA	2,600,000	2,600,000

Series 2019-MIZ9003, 144A, 0.37%*, 11/6/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000

The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	100,000	100,000

California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.12%*, 11/6/2020, LOC: Wells Fargo Bank NA	450,000	450,000

East Bay, CA, Municipal Utility District, Series A-1, TECP, 0.14%, 11/3/2020	5,000,000	5,000,000

Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.12%*, 11/6/2020, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000

San Bernardino County, CA, Flood Control District Judgment Obligation, 0.15%*, 11/6/2020, LOC: Bank of America NA	655,000	655,000

San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.11%*, 11/6/2020, LOC: Bank of America NA	1,850,000	1,850,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.16%*, 11/6/2020, LOC: Bank of China Ltd.	11,525,000	11,525,000

		58,165,000

Colorado 0.5%

Colorado, State Health Facilities Authority Revenue, Childrens Hospital, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	600,000	600,000

Colorado, State Health Facilities Authority, Hospital Revenue, Children’s Hospital Colorado Project, Series A, 0.11%*, 11/2/2020, LOC: TD Bank NA	400,000	400,000

Colorado, State Housing & Finance Authority, Series I - AA2, 0.14%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

		1,475,000

Connecticut 0.5%

Connecticut, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	281,972

		1,416,972

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 0.12%*, 11/6/2020, LOC: Bank of America NA	525,000	525,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

	Principal Amount ($)	Value ($)
Florida 1.9%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.12%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.16%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.17%*, 11/6/2020, LOC: Citibank NA	475,000	475,000

Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	315,000	315,000

Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.11%*, 11/6/2020, LOC: TD Bank NA	500,000	500,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.12%*, 11/6/2020, LOC: Freddie Mac	525,000	525,000

		5,010,000

Georgia 3.2%

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.22%*, 11/6/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		8,585,000

Illinois 6.0%

Brookfield, IL, Zoo Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	900,000	900,000

Galesburg, IL, Knox College Project, 0.5%*, 11/6/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, State Development Finance Authority, American College Surgeons, 0.11%*, 11/6/2020, LOC: Northern Trust Company	682,000	682,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	615,000	615,000

The accompanying notes are an integral part of the financial statements.

16	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, Chicago Horticultural, 0.11%*, 11/6/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.15%*, 11/6/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.12%*, 11/6/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.12%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	420,000	420,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,320,000	1,320,000

Illinois, State Finance Authority Revenue, North Park University Project, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	1,975,000	1,975,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.16%*, 11/6/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		16,162,000

Indiana 0.7%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.12%*, 11/6/2020, LOC: Federal Home Loan Bank	615,000	615,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.16%*, 11/6/2020, LOC: PNC Bank NA	1,280,000	1,280,000

		1,895,000

Iowa 1.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.15%*, 11/6/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.17%*, 11/6/2020	405,000	405,000

Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.11%*, 11/2/2020, LOC: Bank of America NA	2,800,000	2,800,000

		4,605,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

	Principal Amount ($)	Value ($)
Kansas 0.4%

Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	290,000	290,000

Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.27%*, 11/6/2020, LOC: Svenska Handelsbanken	700,000	700,000

		990,000

Kentucky 0.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.15%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		450,000

Louisiana 0.6%

Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp., Project, AMT, 0.19%*, 11/6/2020, LOC: Bank of America NA	1,100,000	1,100,000

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.14%*, 11/6/2020, LOC: Freddie Mac	535,000	535,000

		1,635,000

Maryland 0.7%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.12%*, 11/6/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.15%*, 11/6/2020, LOC: PNC Bank NA	1,890,000	1,890,000

		2,015,000

Massachusetts 2.5%

Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.11%*, 11/6/2020, SPA: State Street Bank & Trust Co.	130,000	130,000

Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.09%*, 11/2/2020, LOC: TD Bank NA	550,000	550,000

Massachusetts, State Water Resources Authority:

Series A-2, 0.11%*, 11/6/2020, SPA: TD Bank NA	200,000	200,000

Series A-3, 0.11%*, 11/6/2020, SPA: Wells Fargo Bank NA	200,000	200,000

The accompanying notes are an integral part of the financial statements.

18	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.14%*, 11/6/2020, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.42%**, 11/1/2034	3,500,000	3,500,000

		6,880,000

Michigan 4.0%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.1%*, 11/6/2020	100,000	100,000

Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.23%*, 11/6/2020, SPA: Industrial & Commercial Bank of China	9,300,000	9,300,000

Michigan, State University Revenues, Series 2000-A, 0.15%*, 11/6/2020, SPA: Northern Trust Company	1,100,000	1,100,000

		10,930,000

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.12%*, 11/6/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 2.8%

Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	710,000	710,000

Missouri, State Development Finance Board Infrastructure Facilities Revenue, St Louise Convention Center Hotel Garage Project, Series C, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	1,380,000	1,380,000

Missouri, State Health & Educational Facilities Authority, St Louis University, Series B-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	950,000	950,000

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.11%*, 11/2/2020, LOC: Bank of America NA	195,000	195,000

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.15%*, 11/6/2020, LIQ: Citibank NA	2,660,000	2,660,000

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.1%*, 11/6/2020, LOC: U.S. Bank NA	1,300,000	1,300,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.27%*, 11/6/2020, LOC: Bank of America NA	420,000	420,000

		7,615,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

	Principal Amount ($)	Value ($)
Nebraska 0.8%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.15%*, 11/6/2020	2,200,000	2,200,000

Nevada 2.5%

Clark County, NV, Airport Revenue, Series D-2B, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	370,000	370,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	2,930,000	2,930,000

Series D-3, 0.11%*, 11/6/2020, LOC: Bank of America NA	995,000	995,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @100, 10/1/2051	2,500,000	2,500,000

		6,795,000

New Jersey 1.4%

New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.2%*, 11/6/2020, LOC: Bank of America NA	2,105,000	2,105,000

New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp.:

Series B, 0.13%*, 11/6/2020, LOC: Bank of America NA	1,200,000	1,200,000

Series C, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

		3,705,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.12%*, 11/6/2020, LOC: Freddie Mac	1,050,000	1,050,000

New York 10.6%

New York, Metropolitan Transportation Authority Revenue:

Series G-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	100,000	100,000

Series E-1, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	300,000	300,000

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.1%*, 11/6/2020, LOC: Fannie Mae	1,205,000	1,205,000

New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2E, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	725,000	725,000

New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	7,500,000	7,637,007

The accompanying notes are an integral part of the financial statements.

20	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

New York, Triborough Bridge & Tunnel Authority Revenues:

Series F, 0.09%*, 11/2/2020, LOC: Citibank NA	915,000	915,000

Series A, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	200,000	200,000

Series B-4C, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	1,220,000	1,220,000

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.12%*, 11/6/2020, LOC: TD Bank NA	175,000	175,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Series F1B, 0.1%*, 11/6/2020, SPA: U.S. Bank NA	170,000	170,000

Series DD-3B, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	200,000	200,000

Series F-2, 0.12%*, 11/2/2020, LOC: Citibank NA	1,855,000	1,855,000

Series BB, 0.17%*, 11/6/2020, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-6, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	700,000	700,000

New York, NY, General Obligation:

Series I-4, 0.1%*, 11/2/2020, LOC: TD Bank NA	5,130,000	5,130,000

Series A-3, 0.12%*, 11/2/2020, LOC: Mizuho Bank Ltd.	550,000	550,000

Series B-3, 0.36%*, 11/2/2020	4,840,000	4,840,000

		28,567,007

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.12%*, 11/6/2020, LOC: PNC Bank NA	180,000	180,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.18%*, 11/6/2020, LOC: Branch Banking & Trust	15,000	15,000

		195,000

Ohio 4.7%

Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.11%*, 11/2/2020, LOC: Bank of Montreal	2,100,000	2,100,000

Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	345,000	345,000

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.16%*, 11/6/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.11%*, 11/6/2020, LOC: Northern Trust Company	285,000	285,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.13%*, 11/6/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Ohio, State Hospital Revenue, University Hospital Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		12,780,000

Oklahoma 1.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.3%*, 11/6/2020, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Oregon 3.1%

Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.1%*, 11/2/2020, LOC: TD Bank NA	1,800,000	1,800,000

Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.19%*, 11/6/2020, LOC: Industrial & Commercial Bank of China	6,600,000	6,600,000

		8,400,000

Pennsylvania 2.3%

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.13%*, 11/6/2020, LOC: PNC Bank NA	2,500,000	2,500,000

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.13%*, 11/6/2020, LOC: PNC Bank NA	590,000	590,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.17%*, 11/6/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.17%*, 11/6/2020, LOC: PNC Bank NA	200,000	200,000

Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.1%*, 11/6/2020, LOC: Barclays Bank PLC	715,000	715,000

		6,105,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.13%*, 11/6/2020, LOC: TD Bank NA	1,265,000	1,265,000

The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	250,000	250,000

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	2,775,000	2,775,000

Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	700,000	700,000

Texas 5.2%

Harris County, TX, Hospital District Revenue, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Series D, TECP, 0.15%, 11/4/2020	550,000	550,000

Harris County, TX, General Obligation, Series C, TECP, 0.16%, 1/5/2021	4,000,000	4,000,000

Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.12%*, 11/6/2020, LOC: Citibank NA	375,000	375,000

Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	340,000	340,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.1%*, 11/2/2020, LOC: TD Bank NA	630,000	630,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas, Series A, 0.1%*, 11/2/2020, LOC: TD Bank NA	3,200,000	3,200,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-4, 0.12%*, 11/6/2020, LOC: Bank of Montreal	100,000	100,000

Series C-2, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.16%*, 11/6/2020, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000

		13,890,000

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.12%*, 11/2/2020, LOC: TD Bank NA	450,000	450,000

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)
Virginia 0.5%

Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,125,000	1,125,000

Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: Truist Bank	200,000	200,000

		1,325,000

Washington 0.4%
Washington, State Housing Finance Commission, Cambridge Apartments, 0.11%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000

Wisconsin 0.6%

Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	300,000	300,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.11%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	295,000	295,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	275,000	275,000

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	700,000	700,000

		1,570,000

Other 2.8%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.14%*, 11/6/2020, LIQ: Freddie Mac	2,750,000	2,750,000

“A”, Series M031, 144A, 0.15%*, 11/6/2020, LIQ: Freddie Mac	2,870,000	2,870,000

“A”, Series M-055, 1-month USD LIBOR + 0.230%, 0.33%**, 6/15/2035	2,015,000	2,015,000

		7,635,000
Total Municipal Investments (Cost $240,960,979)		240,960,979

Preferred Shares of Closed-End Investment Companies 8.7%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.6%*, 11/6/2020	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24%*, 11/6/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.25%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,460,979)	98.0	264,460,979
Other Assets and Liabilities, Net	2.0	5,351,569

Net Assets	100.0	269,812,548

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,960,979	$—	$240,960,979
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$—	$264,460,979	$—	$264,460,979

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$264,460,979
Cash	62,782
Receivable for investments sold	5,280,041
Receivable for Fund shares sold	158,499
Interest receivable	211,062
Other assets	61,183
Total assets	270,234,546

Liabilities
Payable for Fund shares redeemed	283,138
Distributions payable	258
Accrued Trustees’ fees	3,946
Other accrued expenses and payables	134,656
Total liabilities	421,998
Net assets, at value	$269,812,548

Net Assets Consist of
Distributable earnings (loss)	(26,997)
Paid-in capital	269,839,545
Net assets, at value	$269,812,548

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	27

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($76,336,440 ÷ 76,282,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($110,816,980 ÷ 110,739,334 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($45,996,431 ÷ 45,964,000 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($5,036,166 ÷ 5,032,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($22,546,284 ÷ 22,530,470 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,080,247 ÷ 9,073,878 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

28	|	Cash Account Trust — Service Shares

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$351,560
Expenses:

Management fee	111,356
Administration fee	134,058
Services to shareholders	67,435
Distribution and service fees	48,178
Custodian fee	264
Professional fees	34,505
Reports to shareholders	51,150
Registration fees	47,528
Trustees’ fees and expenses	6,064
Other	22,079
Total expenses before expense reductions	522,617
Expense reductions	(229,738)
Total expenses after expense reductions	292,879
Net investment income	58,681
Net realized gain (loss) from investments	1,500
Net increase (decrease) in net assets resulting from operations	$60,181

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	29

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$58,681	$3,229,599
Net realized gain (loss)	1,500	10,295
Net increase in net assets resulting from operations	60,181	3,239,894
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(16,877)	(624,839)
DWS Tax-Exempt Money Fund	(30,480)	(1,488,005)
DWS Tax-Free Money Fund Class S	(9,081)	(559,792)
Service Shares	(207)	(54,983)
Tax-Exempt Cash Managed Shares	(1,589)	(447,762)
Tax-Free Investment Class	(440)	(54,218)
Total distributions	(58,674)	(3,229,599)
Fund share transactions:

Proceeds from shares sold	138,612,008	242,684,916
Reinvestment of distributions	55,081	2,627,334
Payments for shares redeemed	(110,526,031)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	28,141,058	(49,889,505)
Increase (decrease) in net assets	28,142,565	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193

Net assets at end of period	$269,812,548	$241,669,983

The accompanying notes are an integral part of the financial statements.

30	|	Cash Account Trust — Service Shares

Financial Highlights

DWS Tax-Exempt Portfolio —

Service Shares

	Six Months Ended 10/31/20 (Unaudited)		Years Ended April 30,
			2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.005	.005	.001	.001		.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	.000 ***	(.000	)***	.000	***
Total from investment operations	.000	***	.005	.005	.001	.001		.000	*
Less distributions from:

Net investment income	(.000	)***	(.005)	(.005)	(.001)	(.001)		(.000	)***
Net realized gains	—		—	—	—	(.000	)***	(.000	)***
Total distributions	(.000	)***	(.005)	(.005)	(.001)	(.001)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.01	**	.45	.50	.07	.10		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		3	14	42	40		49
Ratio of expenses before expense reductions (%)	1.16	*	1.17	1.18	1.15	1.11		1.07
Ratio of expenses after expense reductions (%)	.24	*	1.03	1.05	1.00	.64		.14
Ratio of net investment income (%)	.01	*	.40	.43	.07	.02		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	31

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund” and together, the “Funds”). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

32	|	Cash Account Trust — Service Shares

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.

As of October 31, 2020, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $862,450,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.

Cash Account Trust — Service Shares	|	33

Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At April 30, 2020, DWS Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At October 31, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,838,505,320.

At October 31, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $264,460,979.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2020 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds’ that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

34	|	Cash Account Trust — Service Shares

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any

Cash Account Trust — Service Shares	|	35

time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$121,894
DWS Government Cash Institutional Shares	1,251,134
Government Cash Managed Shares	213,189
Service Shares	96,245
$1,682,462

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$42,027
DWS Tax-Exempt Money Fund	76,268
DWS Tax-Free Money Fund Class S	35,347
Service Shares	19,028
Tax-Exempt Cash Managed Shares	37,318
Tax-Free Investment Class	19,750
$229,738

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee”) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee from DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$1,400,593	$260,486
DWS Tax-Exempt Portfolio	$134,058	$22,935

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement

36	|	Cash Account Trust — Service Shares

between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2020, the amounts charged to the Funds by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Money Fund	$29,079	$8,855
DWS Government Cash Institutional Shares	144,352	58,789
Government Cash Managed Shares	52,464	22,190
Service Shares	27,176	6,092
	$253,071	$95,926

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31, 2020
DWS Tax-Exempt Cash Premier Shares	$3,554	$—
DWS Tax-Exempt Money Fund	15,892	3,999
DWS Tax-Free Money Fund Class S	13,542	3,533
Service Shares	5,198	748
Tax-Exempt Cash Managed Shares	7,956	3,686
Tax-Free Investment Class	2,891	936
	$49,033	$12,902

In addition, for the six months ended October 31, 2020, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$31,870

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Money Fund	$2,354
DWS Tax-Free Money Fund Class S	1,414
$3,768

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

Cash Account Trust — Service Shares	|	37

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$64,450	$10,495	.60%	.60%

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$12,403	$3,295	.60%	.60%
Tax-Free Investment Class	11,099	1,934	.25%	.25%
	$23,502	$5,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$120,007	$19,650	.15%	.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$21,568	$3,190	.15%	.15%
Tax-Free Investment Class	3,108	542	.07%	.07%
	$24,676	$3,732

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the six months ended October 31, 2020, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders” were as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$14,728	$9,821
DWS Tax-Exempt Portfolio	$27,016	$20,538

Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to

38	|	Cash Account Trust — Service Shares

having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2020, the DWS Tax-Exempt Portfolio engaged in securities purchases of $77,712,000 and securities sales of $123,532,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2020.

D. Fund Share Transactions

The following tables summarize share and dollar activity in the Funds:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	80,613,305	$80,613,305	345,149,848	$345,149,848
DWS Government Cash Institutional Shares	47,445,196,215	47,445,196,215	58,349,981,410	58,349,981,410
Government Cash Managed Shares	407,904,473	407,904,473	1,174,326,892	1,174,326,892
Service Shares	37,129,571	37,129,571	85,935,603	85,935,603
Account Maintenance Fees	—	—	—	31,225
		$47,970,843,564		$59,955,424,978

Cash Account Trust — Service Shares	|	39

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	15,347	$15,347	3,888,884	$3,888,884
DWS Government Cash Institutional Shares	90,811	90,811	8,006,884	8,006,884
Government Cash Managed Shares	2,710	2,710	1,000,973	1,000,973
Service Shares	1,066	1,066	176,801	176,801
		$109,934		$13,073,542

Shares redeemed
DWS Government & Agency Money Fund	(93,288,971)	$(93,288,971)	(321,151,663)	$(321,151,663)
DWS Government Cash Institutional Shares	(47,433,220,481)	(47,433,220,481)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(397,241,659)	(397,241,659)	(1,211,974,660)	(1,211,974,660)
Service Shares	(41,827,828)	(41,827,828)	(75,053,469)	(75,053,469)
		$(47,965,578,939)		$(59,736,870,790)

Net increase (decrease)
DWS Government & Agency Money Fund	(12,660,319)	$(12,660,319)	27,887,069	$27,887,069
DWS Government Cash Institutional Shares	12,066,545	12,066,545	229,297,296	229,297,296
Government Cash Managed Shares	10,665,524	10,665,524	(36,646,795)	(36,646,795)
Service Shares	(4,697,191)	(4,697,191)	11,058,935	11,058,935
Account Maintenance Fees	—	—	—	31,225
		$5,374,559		$231,627,730

40	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	66,677,143	$66,677,143	41,862,423	$41,862,423
DWS Tax-Exempt Money Fund	12,380,189	12,380,189	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	3,773,197	3,773,197	11,739,197	11,739,197
Service Shares	19,068,741	19,068,741	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	31,567,001	31,567,001	118,617,749	118,617,749
Tax-Free Investment Class	5,145,737	5,145,737	11,693,258	11,693,258
Account Maintenance Fees	—	—	—	33,811
		$138,612,008		$242,684,916

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	15,743	$15,743	530,544	$530,544
DWS Tax-Exempt Money Fund	30,064	30,064	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	8,623	8,623	527,080	527,080
Service Shares	206	206	52,042	52,042
Tax-Exempt Cash Managed Shares	6	6	1,388	1,388
Tax-Free Investment Class	439	439	53,269	53,269
		$55,081		$2,627,334

Cash Account Trust — Service Shares	|	41

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(25,019,630)	$(25,019,630)	(57,237,476)	$(57,237,476)
DWS Tax-Exempt Money Fund	(18,452,146)	(18,452,146)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(6,517,182)	(6,517,182)	(15,200,338)	(15,200,338)
Service Shares	(16,732,465)	(16,732,465)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(40,764,501)	(40,764,501)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(3,040,107)	(3,040,107)	(11,233,495)	(11,233,495)
		$(110,526,031)		$(295,201,755)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	41,673,256	$41,673,256	(14,844,509)	$(14,844,509)
DWS Tax-Exempt Money Fund	(6,041,893)	(6,041,893)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(2,735,362)	(2,735,362)	(2,934,061)	(2,934,061)
Service Shares	2,336,482	2,336,482	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	(9,197,494)	(9,197,494)	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,106,069	2,106,069	513,032	513,032
Account Maintenance Fees	—	—	—	33,811
		$28,141,058		$(49,889,505)

E. Ownership of the Fund

From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2020, 22% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

42	|	Cash Account Trust — Service Shares

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

Cash Account Trust — Service Shares	|	43

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Portfolio Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

44	|	Cash Account Trust — Service Shares

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.81	$1.21

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/3120	$1,024.40	$1,024.00
Expenses Paid per $1,000*	$.82	$1.22

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.16%	.24%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Cash Account Trust — Service Shares	|	45

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

46	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation

DWS Government & Agency Securities Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part

Cash Account Trust — Service Shares	|	47

of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

48	|	Cash Account Trust — Service Shares

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

Cash Account Trust — Service Shares	|	49

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on

50	|	Cash Account Trust — Service Shares

June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Portfolio

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

Cash Account Trust — Service Shares	|	51

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board

52	|	Cash Account Trust — Service Shares

reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the

Cash Account Trust — Service Shares	|	53

Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research

54	|	Cash Account Trust — Service Shares

generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Cash Account Trust — Service Shares	|	55

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

56	|	Cash Account Trust — Service Shares

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

Cash Account Trust — Service Shares	|	57

Notes

Notes

CATS-3

(R-033430-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights

13	Notes to Financial Statements
22	Information About Your Fund’s Expenses
24	Other Information
25	Advisory Agreement Board Considerations and Fee Evaluation
30	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Government & Agency Obligations	70%	69%
Repurchase Agreements	30%	31%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Government & Agency
Securities Portfolio	29 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Retail*	37 days	35 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Money Fund	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 66.4%
U.S. Government Sponsored Agencies 32.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.055%, 0.085%**, 2/3/2021	23,500,000	23,499,420

0.112%*, 4/26/2021	15,000,000	14,991,979

SOFR plus 0.070%, 0.16%**, 8/11/2022	20,000,000	20,001,798

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.21%**, 12/28/2020	25,000,000	25,001,940

0.35%, 5/7/2021	22,000,000	21,993,878

Federal Home Loan Bank:

3-month LIBOR minus 0.155%, 0.096%**, 1/29/2021	35,000,000	35,000,000

0.1%*, 1/29/2021	50,000,000	49,988,022

0.102%*, 12/2/2020	25,000,000	24,997,917

1-month LIBOR minus 0.050%, 0.106%**, 1/27/2021	18,500,000	18,500,000

0.107%*, 1/15/2021	50,000,000	49,989,208

SOFR plus 0.020%, 0.11%**, 11/25/2020	18,000,000	18,000,000

0.11%, 4/26/2021	25,000,000	24,999,246

0.113%*, 11/12/2020	15,000,000	14,999,538

SOFR plus 0.030%, 0.12%**, 1/28/2021	50,000,000	50,000,000

0.126%*, 2/10/2021	15,000,000	14,994,833

SOFR plus 0.040%, 0.13%**, 2/26/2021	50,000,000	50,000,000

1-month LIBOR minus 0.010%, 0.13%**, 5/3/2021	15,250,000	15,249,219

SOFR plus 0.050%, 0.14%**, 1/28/2021	20,000,000	20,000,000

0.15%, 11/22/2021	25,000,000	25,000,000

SOFR plus 0.065%, 0.155%**, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.120%, 0.21%**, 12/11/2020	50,000,000	50,000,000

SOFR plus 0.120%, 0.21%**, 2/28/2022	21,000,000	21,000,000

SOFR plus 0.130%, 0.22%**, 3/11/2021	45,000,000	45,000,000

Federal Home Loan Mortgage Corp.:

SOFR plus 0.030%, 0.12%**, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.13%**, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.070%, 0.16%**, 2/25/2022	47,000,000	47,000,000

SOFR plus 0.950%, 0.185%**, 8/19/2022	23,000,000	23,000,000

SOFR plus 0.145%, 0.235%**, 12/9/2021	10,000,000	10,000,000

SOFR plus 0.150%, 0.24%**, 3/4/2022	21,000,000	20,973,066

SOFR plus 0.190%, 0.28%**, 6/2/2022	10,000,000	10,000,000

Federal National Mortgage Association:

SOFR plus 0.040%, 0.13%**, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.14%**, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.075%, 0.165%**, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.39%**, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.4%**, 10/25/2021	7,500,000	7,500,000

		970,180,064

The accompanying notes are an integral part of the financial statements.

4	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 33.8%

U.S. Treasury Bills:

0.097%*, 1/7/2021	100,000,000	99,982,583

0.102%*, 11/27/2020	75,000,000	74,994,792

0.102%*, 1/28/2021	130,000,000	129,967,101

0.102%*, 3/2/2021	25,000,000	24,991,667

0.105%*, 1/14/2021	40,000,000	39,991,646

0.105%*, 4/6/2021	15,000,000	14,993,262

0.107%*, 11/12/2020	45,000,000	44,998,687

0.107%*, 3/25/2021	25,000,000	24,989,573

0.12%*, 2/25/2021	28,250,000	28,239,351

0.122%*, 2/11/2021	30,000,000	29,989,900

0.125%*, 1/28/2021	50,000,000	49,985,198

0.147%*, 1/14/2021	40,000,000	39,988,239

0.159%*, 12/1/2020	75,000,000	74,990,575

0.174%*, 12/3/2020	20,000,000	19,997,046

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.055%, 0.155%**, 7/31/2022	22,500,000	22,499,338

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.215%**, 1/31/2021	112,500,000	112,528,756

3-month U.S. Treasury Bill Money Market Yield plus 0.139%, 0.239%**, 4/30/2021	93,000,000	93,064,751

3-month U.S. Treasury Bill Money Market Yield plus 0.220%, 0.32%**, 7/31/2021	39,500,000	39,564,701

3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 0.4%**, 10/31/2021	40,000,000	40,118,090

		1,005,875,256

Total Government & Agency Obligations (Cost $1,976,055,320)		1,976,055,320

Repurchase Agreements 29.0%

Barclays Bank PLC, 0.07%, dated 10/30/2020, to be repurchased at $258,901,510 on 11/2/2020 (a)	258,900,000	258,900,000

BNP Paribas, 0.07%, dated 10/30/2020, to be repurchased at $245,401,432 on 11/2/2020 (b)	245,400,000	245,400,000

Citigroup Global Markets, Inc., 0.07%, dated 10/30/2020, to be repurchased at $112,200,655 on 11/2/2020 (c)	112,200,000	112,200,000

Wells Fargo Bank, 0.07%, dated 10/30/2020, to be repurchased at $102,800,600 on 11/2/2020 (d)	102,800,000	102,800,000

Wells Fargo Bank, 0.09%, dated 10/30/2020, to be repurchased at $143,151,074 on 11/2/2020 (e)	143,150,000	143,150,000

Total Repurchase Agreements (Cost $862,450,000)		862,450,000

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	5

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,838,505,320)	95.4	2,838,505,320
Other Assets and Liabilities, Net	4.6	136,757,819

Net Assets	100.0	2,975,263,139

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

(a)	Collateralized by $184,856,700 U.S. Treasury Bonds, 2.25-4.375%, with various maturity dates of 11/15/2027-5/15/2041 with a value of $264,078,116.

(b)	Collateralized by $250,428,300 U.S. Treasury Bill, Zero Coupon, maturing on 4/8/2021 with a value of $250,308,094.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,889,200	U.S. Treasury Inflation-Indexed Bond	0.375	7/15/2027	112,558,124
1,892,700	U.S. Treasury Note	0.5	6/30/2027	1,885,935
Total Collateral Value				114,444,059

(d)	Collateralized by $81,067,795 U.S. Treasury Bonds, 2.0-6.75%, with various maturity dates of 8/15/2023-2/15/2050 with a value of $104,856,012.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
605,545	Federal Home Loan Mortgage Corp.	3.066	4/1/2048	632,703
136,684,369	Federal National Mortgage Association	1.382–4.5	7/1/2024–10/01/2050	145,380,297
Total Collateral Value				146,013,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

6	|	DWS Government & Agency Money Fund

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$1,976,055,320	$—	$1,976,055,320
Repurchase Agreements	—	862,450,000	—	862,450,000
Total	$—	$2,838,505,320	$—	$2,838,505,320

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	7

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,976,055,320
Repurchase agreements, valued at amortized cost	862,450,000
Cash	109,146
Receivable for Investments sold	151,230,000
Receivable for Fund shares sold	650,609
Interest receivable	466,905
Other assets	51,530
Total assets	2,991,013,510

Liabilities
Payable for investments purchased	14,993,263
Payable for Fund shares redeemed	255,853
Distributions payable	75,236
Accrued Trustees’ fees	36,446
Other accrued expenses and payables	389,573
Total liabilities	15,750,371
Net assets, at value	$2,975,263,139

Net Assets Consist of
Distributable earnings (loss)	144,334
Paid-in capital	2,975,118,805
Net assets, at value	$2,975,263,139

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($229,196,325 ÷ 229,199,497 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,575,270,483 ÷ 2,575,306,176 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($147,934,978 ÷ 147,937,027 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($22,861,353 ÷ 22,861,670 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$2,255,226
Expenses:

Management fee	1,162,737
Administration fee	1,400,593
Services to shareholders	303,305
Distribution and service fees	184,457
Custodian fee	10,338
Professional fees	45,005
Reports to shareholders	36,228
Registration fees	50,036
Trustees’ fees and expenses	55,084
Other	83,373
Total expenses before expense reductions	3,331,156
Expense reductions	(1,682,462)
Total expenses after expense reductions	1,648,694
Net investment income	606,532
Net realized gain (loss) from investments	33,255
Net increase (decrease) in net assets resulting from operations	$639,787

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$606,532	$46,198,435
Net realized gain (loss)	33,255	(38,106)
Net increase in net assets resulting from operations	639,787	46,160,329
Distributions to shareholders:

DWS Government & Agency Money Fund	(13,613)	(3,929,627)
DWS Government Cash Institutional Shares	(584,796)	(38,742,479)
Government Cash Managed Shares	(7,056)	(3,346,390)
Service Shares	(879)	(179,937)
Total distributions	(606,344)	(46,198,433)
Fund share transactions:

Proceeds from shares sold	47,970,843,564	59,955,424,978
Reinvestment of distributions	109,934	13,073,542
Payments for shares redeemed	(47,965,578,939)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	5,374,559	231,627,730
Increase (decrease) in net assets	5,408,002	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511

Net assets at end of period	$2,975,263,139	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

Financial Highlights

DWS Government & Agency Securities Portfolio —

DWS Government & Agency Money Fund

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.016		.020		.010		.003		.000	***
Net realized gain (loss)	.000	***	(.000	)***	(.000	)***	.000	***	.000	***	(.000	)***
Total from investment operations	.000	***	.016		.020		.010		.003		.000	***
Less distributions from:

Net investment income	(.000	)***	(.016)		(.020)		(.010)		(.003)		(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.01	**	1.62		1.99		1.03		.31		.05

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	229		242		214		132		145		84
Ratio of expenses before expense reductions (%)	.25	*	.26		.28		.30		.30		.28
Ratio of expenses after expense reductions (%)	.15	*	.20		.21		.19		.19		.18
Ratio of net investment income (%)	.01	*	1.59		2.01		1.01		.33		.05

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Government & Agency Money Fund	|	13

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of October 31, 2020, the Fund held repurchase agreements with a gross value of $862,450,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

14	|	DWS Government & Agency Money Fund

At October 31, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,838,505,320.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives,

DWS Government & Agency Money Fund	|	15

policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$121,894
DWS Government Cash Institutional Shares	1,251,134
Government Cash Managed Shares	213,189
Service Shares	96,245
$1,682,462

16	|	DWS Government & Agency Money Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$1,400,593	$260,486

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Money Fund	$29,079	$8,855
DWS Government Cash Institutional Shares	144,352	58,789
Government Cash Managed Shares	52,464	22,190
Service Shares	27,176	6,092
	$253,071	$95,926

In addition, for the six months ended October 31, 2020, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$31,870

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

DWS Government & Agency Money Fund	|	17

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$64,450	$10,495	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$120,007	$19,650	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$14,728	$9,821

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

18	|	DWS Government & Agency Money Fund

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	80,613,305	$80,613,305	345,149,848	$345,149,848
DWS Government Cash Institutional Shares	47,445,196,215	47,445,196,215	58,349,981,410	58,349,981,410
Government Cash Managed Shares	407,904,473	407,904,473	1,174,326,892	1,174,326,892
Service Shares	37,129,571	37,129,571	85,935,603	85,935,603
Account Maintenance Fees	—	—	—	31,225
		$47,970,843,564		$59,955,424,978

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	15,347	$15,347	3,888,884	$3,888,884
DWS Government Cash Institutional Shares	90,811	90,811	8,006,884	8,006,884
Government Cash Managed Shares	2,710	2,710	1,000,973	1,000,973
Service Shares	1,066	1,066	176,801	176,801
		$109,934		$13,073,542

DWS Government & Agency Money Fund	|	19

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Government & Agency Money Fund	(93,288,971)	$(93,288,971)	(321,151,663)	$(321,151,663)
DWS Government Cash Institutional Shares	(47,433,220,481)	(47,433,220,481)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(397,241,659)	(397,241,659)	(1,211,974,660)	(1,211,974,660)
Service Shares	(41,827,828)	(41,827,828)	(75,053,469)	(75,053,469)
		$(47,965,578,939)		$(59,736,870,790)

Net increase (decrease)
DWS Government & Agency Money Fund	(12,660,319)	$(12,660,319)	27,887,069	$27,887,069
DWS Government Cash Institutional Shares	12,066,545	12,066,545	229,297,296	229,297,296
Government Cash Managed Shares	10,665,524	10,665,524	(36,646,795)	(36,646,795)
Service Shares	(4,697,191)	(4,697,191)	11,058,935	11,058,935
Account Maintenance Fees	—	—	—	31,225
		$5,374,559		$231,627,730

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2020, 22% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

20	|	DWS Government & Agency Money Fund

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Government & Agency Money Fund	|	21

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

22	|	DWS Government & Agency Money Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,000.07
Expenses Paid per $1,000*	$.76

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,024.45
Expenses Paid per $1,000*	$.77

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Government & Agency Money Fund	.15%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Government & Agency Money Fund	|	23

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

24	|	DWS Government & Agency Money Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing

DWS Government & Agency Money Fund	|	25

expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

26	|	DWS Government & Agency Money Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

DWS Government & Agency Money Fund	|	27

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the

28	|	DWS Government & Agency Money Fund

temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government & Agency Money Fund	|	29

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

30	|	DWS Government & Agency Money Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

DWS Government & Agency Money Fund	|	31

DGAMF-3

(R-033436-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

DWS Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

Fund #250

Government Cash Managed Shares

Fund #254

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights

14	Notes to Financial Statements
24	Information About Your Fund’s Expenses
26	Other Information
27	Advisory Agreement Board Considerations and Fee Evaluation
32	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Government & Agency Securities Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Government & Agency Obligations	70%	69%
Repurchase Agreements	30%	31%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Government & Agency
Securities Portfolio	29 days	19 days
iMoneyNet Money Fund Average™ — Gov’t & Agency
Institutional*	38 days	36 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t & Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–7. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 66.4%
U.S. Government Sponsored Agencies 32.6%

Federal Farm Credit Bank:

1-month LIBOR minus 0.055%, 0.085%**, 2/3/2021	23,500,000	23,499,420

0.112%*, 4/26/2021	15,000,000	14,991,979

SOFR plus 0.070%, 0.16%**, 8/11/2022	20,000,000	20,001,798

3-month U.S. Treasury Bill Money Market Yield plus 0.110%, 0.21%**, 12/28/2020	25,000,000	25,001,940

0.35%, 5/7/2021	22,000,000	21,993,878

Federal Home Loan Bank:

3-month LIBOR minus 0.155%, 0.096%**, 1/29/2021	35,000,000	35,000,000

0.1%*, 1/29/2021	50,000,000	49,988,022

0.102%*, 12/2/2020	25,000,000	24,997,917

1-month LIBOR minus 0.050%, 0.106%**, 1/27/2021	18,500,000	18,500,000

0.107%*, 1/15/2021	50,000,000	49,989,208

SOFR plus 0.020%, 0.11%**, 11/25/2020	18,000,000	18,000,000

0.11%, 4/26/2021	25,000,000	24,999,246

0.113%*, 11/12/2020	15,000,000	14,999,538

SOFR plus 0.030%, 0.12%**, 1/28/2021	50,000,000	50,000,000

0.126%*, 2/10/2021	15,000,000	14,994,833

SOFR plus 0.040%, 0.13%**, 2/26/2021	50,000,000	50,000,000

1-month LIBOR minus 0.010%, 0.13%**, 5/3/2021	15,250,000	15,249,219

SOFR plus 0.050%, 0.14%**, 1/28/2021	20,000,000	20,000,000

0.15%, 11/22/2021	25,000,000	25,000,000

SOFR plus 0.065%, 0.155%**, 2/26/2021	25,000,000	25,000,000

SOFR plus 0.120%, 0.21%**, 12/11/2020	50,000,000	50,000,000

SOFR plus 0.120%, 0.21%**, 2/28/2022	21,000,000	21,000,000

SOFR plus 0.130%, 0.22%**, 3/11/2021	45,000,000	45,000,000

Federal Home Loan Mortgage Corp.:

SOFR plus 0.030%, 0.12%**, 2/24/2021	50,000,000	50,000,000

SOFR plus 0.040%, 0.13%**, 12/4/2020	17,000,000	17,000,000

SOFR plus 0.070%, 0.16%**, 2/25/2022	47,000,000	47,000,000

SOFR plus 0.950%, 0.185%**, 8/19/2022	23,000,000	23,000,000

SOFR plus 0.145%, 0.235%**, 12/9/2021	10,000,000	10,000,000

SOFR plus 0.150%, 0.24%**, 3/4/2022	21,000,000	20,973,066

SOFR plus 0.190%, 0.28%**, 6/2/2022	10,000,000	10,000,000

Federal National Mortgage Association:

SOFR plus 0.040%, 0.13%**, 1/29/2021	18,000,000	18,000,000

SOFR plus 0.050%, 0.14%**, 3/4/2021	50,000,000	50,000,000

SOFR plus 0.075%, 0.165%**, 6/4/2021	40,000,000	40,000,000

SOFR plus 0.300%, 0.39%**, 1/7/2022	18,500,000	18,500,000

SOFR plus 0.310%, 0.4%**, 10/25/2021	7,500,000	7,500,000

		970,180,064

The accompanying notes are an integral part of the financial statements.

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 33.8%

U.S. Treasury Bills:

0.097%*, 1/7/2021	100,000,000	99,982,583

0.102%*, 11/27/2020	75,000,000	74,994,792

0.102%*, 1/28/2021	130,000,000	129,967,101

0.102%*, 3/2/2021	25,000,000	24,991,667

0.105%*, 1/14/2021	40,000,000	39,991,646

0.105%*, 4/6/2021	15,000,000	14,993,262

0.107%*, 11/12/2020	45,000,000	44,998,687

0.107%*, 3/25/2021	25,000,000	24,989,573

0.12%*, 2/25/2021	28,250,000	28,239,351

0.122%*, 2/11/2021	30,000,000	29,989,900

0.125%*, 1/28/2021	50,000,000	49,985,198

0.147%*, 1/14/2021	40,000,000	39,988,239

0.159%*, 12/1/2020	75,000,000	74,990,575

0.174%*, 12/3/2020	20,000,000	19,997,046

U.S. Treasury Floating Rate Notes:

3-month U.S. Treasury Bill Money Market Yield plus 0.055%, 0.155%**, 7/31/2022	22,500,000	22,499,338

3-month U.S. Treasury Bill Money Market Yield plus 0.115%, 0.215%**, 1/31/2021	112,500,000	112,528,756

3-month U.S. Treasury Bill Money Market Yield plus 0.139%, 0.239%**, 4/30/2021	93,000,000	93,064,751

3-month U.S. Treasury Bill Money Market Yield plus 0.220%, 0.32%**, 7/31/2021	39,500,000	39,564,701

3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 0.4%**, 10/31/2021	40,000,000	40,118,090

		1,005,875,256

Total Government & Agency Obligations (Cost $1,976,055,320)		1,976,055,320

Repurchase Agreements 29.0%

Barclays Bank PLC, 0.07%, dated 10/30/2020, to be repurchased at $258,901,510 on 11/2/2020 (a)	258,900,000	258,900,000

BNP Paribas, 0.07%, dated 10/30/2020, to be repurchased at $245,401,432 on 11/2/2020 (b)	245,400,000	245,400,000

Citigroup Global Markets, Inc., 0.07%, dated 10/30/2020, to be repurchased at $112,200,655 on 11/2/2020 (c)	112,200,000	112,200,000

Wells Fargo Bank, 0.07%, dated 10/30/2020, to be repurchased at $102,800,600 on 11/2/2020 (d)	102,800,000	102,800,000

Wells Fargo Bank, 0.09%, dated 10/30/2020, to be repurchased at $143,151,074 on 11/2/2020 (e)	143,150,000	143,150,000

Total Repurchase Agreements (Cost $862,450,000)		862,450,000

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,838,505,320)	95.4	2,838,505,320
Other Assets and Liabilities, Net	4.6	136,757,819

Net Assets	100.0	2,975,263,139

*	Annualized yield at time of purchase; not a coupon rate.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

(a)	Collateralized by $184,856,700 U.S. Treasury Bonds, 2.25-4.375%, with various maturity dates of 11/15/2027-5/15/2041 with a value of $264,078,116.

(b)	Collateralized by $250,428,300 U.S. Treasury Bill, Zero Coupon, maturing on 4/8/2021 with a value of $250,308,094.

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,889,200	U.S. Treasury Inflation-Indexed Bond	0.375	7/15/2027	112,558,124	f
1,892,700	U.S. Treasury Note	0.5	6/30/2027	1,885,935
Total Collateral Value				114,444,059

(d)	Collateralized by $81,067,795 U.S. Treasury Bonds, 2.0-6.75%, with various maturity dates of 8/15/2023-2/15/2050 with a value of $104,856,012.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
605,545	Federal Home Loan Mortgage Corp.	3.066	4/1/2048	632,703
136,684,369	Federal National Mortgage Association	1.382–4.5	7/1/2024–10/01/2050	145,380,297
Total Collateral Value				146,013,000

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The accompanying notes are an integral part of the financial statements.

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$1,976,055,320	$—	$1,976,055,320
Repurchase Agreements	—	862,450,000	—	862,450,000
Total	$—	$2,838,505,320	$—	$2,838,505,320

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Government & Agency Securities Portfolio
Investment in securities, valued at amortized cost	$1,976,055,320
Repurchase agreements, valued at amortized cost	862,450,000
Cash	109,146
Receivable for Investments sold	151,230,000
Receivable for Fund shares sold	650,609
Interest receivable	466,905
Other assets	51,530
Total assets	2,991,013,510

Liabilities
Payable for investments purchased	14,993,263
Payable for Fund shares redeemed	255,853
Distributions payable	75,236
Accrued Trustees’ fees	36,446
Other accrued expenses and payables	389,573
Total liabilities	15,750,371
Net assets, at value	$2,975,263,139

Net Assets Consist of
Distributable earnings (loss)	144,334
Paid-in capital	2,975,118,805
Net assets, at value	$2,975,263,139

The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Net Asset Value, offering and redemption price per share ($229,196,325 ÷ 229,199,497 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($2,575,270,483 ÷ 2,575,306,176 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares

Net Asset Value, offering and redemption price per share ($147,934,978 ÷ 147,937,027 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($22,861,353 ÷ 22,861,670 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$2,255,226
Expenses:

Management fee	1,162,737
Administration fee	1,400,593
Services to shareholders	303,305
Distribution and service fees	184,457
Custodian fee	10,338
Professional fees	45,005
Reports to shareholders	36,228
Registration fees	50,036
Trustees’ fees and expenses	55,084
Other	83,373
Total expenses before expense reductions	3,331,156
Expense reductions	(1,682,462)
Total expenses after expense reductions	1,648,694
Net investment income	606,532
Net realized gain (loss) from investments	33,255
Net increase (decrease) in net assets resulting from operations	$639,787

The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets

	DWS Government & Agency Securities Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$606,532	$46,198,435
Net realized gain (loss)	33,255	(38,106)
Net increase in net assets resulting from operations	639,787	46,160,329
Distributions to shareholders:

DWS Government & Agency Money Fund	(13,613)	(3,929,627)
DWS Government Cash Institutional Shares	(584,796)	(38,742,479)
Government Cash Managed Shares	(7,056)	(3,346,390)
Service Shares	(879)	(179,937)
Total distributions	(606,344)	(46,198,433)
Fund share transactions:

Proceeds from shares sold	47,970,843,564	59,955,424,978
Reinvestment of distributions	109,934	13,073,542
Payments for shares redeemed	(47,965,578,939)	(59,736,870,790)
Net increase (decrease) in net assets from Fund share transactions	5,374,559	231,627,730
Increase (decrease) in net assets	5,408,002	231,589,626
Net assets at beginning of period	2,969,855,137	2,738,265,511

Net assets at end of period	$2,975,263,139	$2,969,855,137

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

Financial Highlights

DWS Government & Agency Securities Portfolio —

DWS Government Cash Institutional Shares

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.017		.020		.011		.004		.001
Net realized gain (loss)	.000	***	(.000	)***	(.000	)***	.000	***	.000	***	(.000	)***
Total from investment operations	.000	***	.017		.020		.011		.004		.001
Less distributions from:

Net investment income	(.000	)***	(.017)		(.020)		(.011)		(.004)		(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.02	**	1.68		2.06		1.07		.39		.12

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,575		2,563		2,334		4,350		4,236		3,430
Ratio of expenses before expense reductions (%)	.21	*	.22		.21		.20		.20		.20
Ratio of expenses after expense reductions (%)	.11	*	.14		.14		.14		.11		.11
Ratio of net investment income (%)	.05	*	1.67		1.98		1.07		.39		.12

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio —

Government Cash Managed Shares

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020		2019		2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.015		.018		.009		.002		.000	***
Net realized gain (loss)	.000	***	(.000	)***	(.000	)***	.000	***	.000	***	(.000	)***
Total from investment operations	.000	***	.015		.018		.009		.002		.000	***
Less distributions from:

Net investment income	(.000	)***	(.015)		(.018)		(.009)		(.002)		(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.01	**	1.48		1.86		.88		.16		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	148		137		174		188		199		268
Ratio of expenses before expense reductions (%)	.41	*	.42		.42		.40		.42		.42
Ratio of expenses after expense reductions (%)	.15	*	.33		.34		.33		.34		.22
Ratio of net investment income (%)	.01	*	1.53		1.83		.86		.15		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”).

DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.

The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of October 31, 2020, the Fund held repurchase agreements with a gross value of $862,450,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, DWS Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $94,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

At October 31, 2020, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $2,838,505,320.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives,

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% and 0.46%, respectively.

For the period from May 1, 2020 through October 31, 2020, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of DWS Government Cash Institutional Shares at 0.14%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government Cash Institutional Shares and Government Cash Managed Shares.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Government & Agency Money Fund	$121,894
DWS Government Cash Institutional Shares	1,251,134
Government Cash Managed Shares	213,189
Service Shares	96,245
$1,682,462

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$1,400,593	$260,486

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Money Fund	$29,079	$8,855
DWS Government Cash Institutional Shares	144,352	58,789
Government Cash Managed Shares	52,464	22,190
Service Shares	27,176	6,092
	$253,071	$95,926

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

In addition, for the six months ended October 31, 2020, the amount charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” was as follows:

Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$31,870

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$64,450	$10,495	.60%	.60%

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Government Cash Managed Shares	$120,007	$19,650	.15%	.15%

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Government & Agency Securities Portfolio	$14,728	$9,821

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Government & Agency Securities Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Government & Agency Money Fund	80,613,305	$80,613,305	345,149,848	$345,149,848
DWS Government Cash Institutional Shares	47,445,196,215	47,445,196,215	58,349,981,410	58,349,981,410
Government Cash Managed Shares	407,904,473	407,904,473	1,174,326,892	1,174,326,892
Service Shares	37,129,571	37,129,571	85,935,603	85,935,603
Account Maintenance Fees	—	—	—	31,225
		$47,970,843,564		$59,955,424,978

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	15,347	$15,347	3,888,884	$3,888,884
DWS Government Cash Institutional Shares	90,811	90,811	8,006,884	8,006,884
Government Cash Managed Shares	2,710	2,710	1,000,973	1,000,973
Service Shares	1,066	1,066	176,801	176,801
		$109,934		$13,073,542

Shares redeemed
DWS Government & Agency Money Fund	(93,288,971)	$(93,288,971)	(321,151,663)	$(321,151,663)
DWS Government Cash Institutional Shares	(47,433,220,481)	(47,433,220,481)	(58,128,690,998)	(58,128,690,998)
Government Cash Managed Shares	(397,241,659)	(397,241,659)	(1,211,974,660)	(1,211,974,660)
Service Shares	(41,827,828)	(41,827,828)	(75,053,469)	(75,053,469)
		$(47,965,578,939)		$(59,736,870,790)

Net increase (decrease)
DWS Government & Agency Money Fund	(12,660,319)	$(12,660,319)	27,887,069	$27,887,069
DWS Government Cash Institutional Shares	12,066,545	12,066,545	229,297,296	229,297,296
Government Cash Managed Shares	10,665,524	10,665,524	(36,646,795)	(36,646,795)
Service Shares	(4,697,191)	(4,697,191)	11,058,935	11,058,935
Account Maintenance Fees	—	—	—	31,225
		$5,374,559		$231,627,730

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2020, 22% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.

F. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

If there is an insufficient supply of US government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

G. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,000.25	$1,000.05
Expenses Paid per $1,000*	$.55	$.76

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,024.65	$1,024.45
Expenses Paid per $1,000*	$.56	$.77

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares	.11%
Government Cash Managed Shares	.15%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (Service Shares) was in the 4th quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were lower than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (1st quartile), Government Cash Managed Shares (2nd quartile) and DWS Government & Agency Money Fund shares (2nd quartile) and equal to the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares. The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	33

Notes

Notes

DGCF-3

(R-033435-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Fund #148

Tax-Exempt Cash Managed Shares

Fund #248

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights

23	Notes to Financial Statements
32	Information About Your Fund’s Expenses
34	Other Information
35	Advisory Agreement Board Considerations and Fee Evaluation
40	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	74%	67%
Tax-Exempt Commercial Paper	7%	12%
Municipal Floating-Rate Notes	6%	8%
Municipal Bonds and Notes	4%	4%
Preferred Shares of Closed-End Investment Companies	9%	9%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	23 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	29 days	21 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–16. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 89.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.12%*, 11/6/2020	360,000	360,000

Arizona 2.1%

Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.11%*, 11/2/2020, LOC: JPMorgan Chase Bank NA	560,000	560,000

Arizona, State Health Facilities Authority, Dignity Health, Series A, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,380,000	1,380,000

Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	1,950,000	1,950,000

Pima County, AZ, Industrial Development Authority Revenue, Broadway Proper Congregate, Series A, 0.11%*, 11/6/2020, LOC: Federal Home Loan Bank	1,700,000	1,700,000

		5,590,000

Arkansas 0.3%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.24%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	700,000	700,000

California 21.5%

California, Metropolitan Water District of Southern California:

Series D, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

Series E, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.1%*, 11/2/2020, LOC: Barclays Bank PLC	7,700,000	7,700,000

California, State Department Water Resources Revenue, Series 1, TECP, 0.14%, 11/18/2020	10,000,000	10,000,000

California, State General Obligation:

Series A, 0.08%*, 11/2/2020, LOC: Citibank NA	2,240,000	2,240,000

Series B2, 0.08%*, 11/2/2020, LOC: Citibank NA	2,600,000	2,600,000

Series 2019-MIZ9003, 144A, 0.37%*, 11/6/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	100,000	100,000

California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.12%*, 11/6/2020, LOC: Wells Fargo Bank NA	450,000	450,000

East Bay, CA, Municipal Utility District, Series A-1, TECP, 0.14%, 11/3/2020	5,000,000	5,000,000

Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.12%*, 11/6/2020, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000

San Bernardino County, CA, Flood Control District Judgment Obligation, 0.15%*, 11/6/2020, LOC: Bank of America NA	655,000	655,000

San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.11%*, 11/6/2020, LOC: Bank of America NA	1,850,000	1,850,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.16%*, 11/6/2020, LOC: Bank of China Ltd.	11,525,000	11,525,000

		58,165,000

Colorado 0.5%

Colorado, State Health Facilities Authority Revenue, Childrens Hospital, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	600,000	600,000

Colorado, State Health Facilities Authority, Hospital Revenue, Children’s Hospital Colorado Project, Series A, 0.11%*, 11/2/2020, LOC: TD Bank NA	400,000	400,000

Colorado, State Housing & Finance Authority, Series I - AA2, 0.14%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

		1,475,000

Connecticut 0.5%

Connecticut, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	281,972

		1,416,972

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 0.12%*, 11/6/2020, LOC: Bank of America NA	525,000	525,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

	Principal Amount ($)	Value ($)
Florida 1.9%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.12%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.16%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.17%*, 11/6/2020, LOC: Citibank NA	475,000	475,000

Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	315,000	315,000

Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.11%*, 11/6/2020, LOC: TD Bank NA	500,000	500,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.12%*, 11/6/2020, LOC: Freddie Mac	525,000	525,000

		5,010,000

Georgia 3.2%

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.22%*, 11/6/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		8,585,000

Illinois 6.0%

Brookfield, IL, Zoo Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	900,000	900,000

Galesburg, IL, Knox College Project, 0.5%*, 11/6/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, State Development Finance Authority, American College Surgeons, 0.11%*, 11/6/2020, LOC: Northern Trust Company	682,000	682,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	615,000	615,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, Chicago Horticultural, 0.11%*, 11/6/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.15%*, 11/6/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.12%*, 11/6/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.12%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	420,000	420,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,320,000	1,320,000

Illinois, State Finance Authority Revenue, North Park University Project, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	1,975,000	1,975,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.16%*, 11/6/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		16,162,000

Indiana 0.7%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.12%*, 11/6/2020, LOC: Federal Home Loan Bank	615,000	615,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.16%*, 11/6/2020, LOC: PNC Bank NA	1,280,000	1,280,000

		1,895,000

Iowa 1.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.15%*, 11/6/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.17%*, 11/6/2020	405,000	405,000

Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.11%*, 11/2/2020, LOC: Bank of America NA	2,800,000	2,800,000

		4,605,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

	Principal Amount ($)	Value ($)
Kansas 0.4%

Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	290,000	290,000

Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.27%*, 11/6/2020, LOC: Svenska Handelsbanken	700,000	700,000

		990,000

Kentucky 0.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.15%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		450,000

Louisiana 0.6%

Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp., Project, AMT, 0.19%*, 11/6/2020, LOC: Bank of America NA	1,100,000	1,100,000

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.14%*, 11/6/2020, LOC: Freddie Mac	535,000	535,000

		1,635,000

Maryland 0.7%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.12%*, 11/6/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.15%*, 11/6/2020, LOC: PNC Bank NA	1,890,000	1,890,000

		2,015,000

Massachusetts 2.5%

Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.11%*, 11/6/2020, SPA: State Street Bank & Trust Co.	130,000	130,000

Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.09%*, 11/2/2020, LOC: TD Bank NA	550,000	550,000

Massachusetts, State Water Resources Authority:

Series A-2, 0.11%*, 11/6/2020, SPA: TD Bank NA	200,000	200,000

Series A-3, 0.11%*, 11/6/2020, SPA: Wells Fargo Bank NA	200,000	200,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.14%*, 11/6/2020, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.42%**, 11/1/2034	3,500,000	3,500,000

		6,880,000

Michigan 4.0%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.1%*, 11/6/2020	100,000	100,000

Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.23%*, 11/6/2020, SPA: Industrial & Commercial Bank of China	9,300,000	9,300,000

Michigan, State University Revenues, Series 2000-A, 0.15%*, 11/6/2020, SPA: Northern Trust Company	1,100,000	1,100,000

		10,930,000

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.12%*, 11/6/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 2.8%

Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	710,000	710,000

Missouri, State Development Finance Board Infrastructure Facilities Revenue, St Louise Convention Center Hotel Garage Project, Series C, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	1,380,000	1,380,000

Missouri, State Health & Educational Facilities Authority, St Louis University, Series B-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	950,000	950,000

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.11%*, 11/2/2020, LOC: Bank of America NA	195,000	195,000

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.15%*, 11/6/2020, LIQ: Citibank NA	2,660,000	2,660,000

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.1%*, 11/6/2020, LOC: U.S. Bank NA	1,300,000	1,300,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.27%*, 11/6/2020, LOC: Bank of America NA	420,000	420,000

		7,615,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Nebraska 0.8%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.15%*, 11/6/2020	2,200,000	2,200,000

Nevada 2.5%

Clark County, NV, Airport Revenue, Series D-2B, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	370,000	370,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	2,930,000	2,930,000

Series D-3, 0.11%*, 11/6/2020, LOC: Bank of America NA	995,000	995,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @100, 10/1/2051	2,500,000	2,500,000

		6,795,000

New Jersey 1.4%

New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.2%*, 11/6/2020, LOC: Bank of America NA	2,105,000	2,105,000

New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp.:

Series B, 0.13%*, 11/6/2020, LOC: Bank of America NA	1,200,000	1,200,000

Series C, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

		3,705,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.12%*, 11/6/2020, LOC: Freddie Mac	1,050,000	1,050,000

New York 10.6%

New York, Metropolitan Transportation Authority Revenue:

Series G-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	100,000	100,000

Series E-1, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	300,000	300,000

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.1%*, 11/6/2020, LOC: Fannie Mae	1,205,000	1,205,000

New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2E, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	725,000	725,000

New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	7,500,000	7,637,007

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

New York, Triborough Bridge & Tunnel Authority Revenues:

Series F, 0.09%*, 11/2/2020, LOC: Citibank NA	915,000	915,000

Series A, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	200,000	200,000

Series B-4C, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	1,220,000	1,220,000

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.12%*, 11/6/2020, LOC: TD Bank NA	175,000	175,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Series F1B, 0.1%*, 11/6/2020, SPA: U.S. Bank NA	170,000	170,000

Series DD-3B, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	200,000	200,000

Series F-2, 0.12%*, 11/2/2020, LOC: Citibank NA	1,855,000	1,855,000

Series BB, 0.17%*, 11/6/2020, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-6, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	700,000	700,000

New York, NY, General Obligation:

Series I-4, 0.1%*, 11/2/2020, LOC: TD Bank NA	5,130,000	5,130,000

Series A-3, 0.12%*, 11/2/2020, LOC: Mizuho Bank Ltd.	550,000	550,000

Series B-3, 0.36%*, 11/2/2020	4,840,000	4,840,000

		28,567,007

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.12%*, 11/6/2020, LOC: PNC Bank NA	180,000	180,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.18%*, 11/6/2020, LOC: Branch Banking & Trust	15,000	15,000

		195,000

Ohio 4.7%

Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.11%*, 11/2/2020, LOC: Bank of Montreal	2,100,000	2,100,000

Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	345,000	345,000

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.16%*, 11/6/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.11%*, 11/6/2020, LOC: Northern Trust Company	285,000	285,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.13%*, 11/6/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Ohio, State Hospital Revenue, University Hospital Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		12,780,000

Oklahoma 1.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.3%*, 11/6/2020, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Oregon 3.1%

Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.1%*, 11/2/2020, LOC: TD Bank NA	1,800,000	1,800,000

Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.19%*, 11/6/2020, LOC: Industrial & Commercial Bank of China	6,600,000	6,600,000

		8,400,000

Pennsylvania 2.3%

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.13%*, 11/6/2020, LOC: PNC Bank NA	2,500,000	2,500,000

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.13%*, 11/6/2020, LOC: PNC Bank NA	590,000	590,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.17%*, 11/6/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.17%*, 11/6/2020, LOC: PNC Bank NA	200,000	200,000

Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.1%*, 11/6/2020, LOC: Barclays Bank PLC	715,000	715,000

		6,105,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.13%*, 11/6/2020, LOC: TD Bank NA	1,265,000	1,265,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	250,000	250,000

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	2,775,000	2,775,000

Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	700,000	700,000

Texas 5.2%

Harris County, TX, Hospital District Revenue, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Series D, TECP, 0.15%, 11/4/2020	550,000	550,000

Harris County, TX, General Obligation, Series C, TECP, 0.16%, 1/5/2021	4,000,000	4,000,000

Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.12%*, 11/6/2020, LOC: Citibank NA	375,000	375,000

Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	340,000	340,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.1%*, 11/2/2020, LOC: TD Bank NA	630,000	630,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas, Series A, 0.1%*, 11/2/2020, LOC: TD Bank NA	3,200,000	3,200,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-4, 0.12%*, 11/6/2020, LOC: Bank of Montreal	100,000	100,000

Series C-2, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.16%*, 11/6/2020, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000

		13,890,000

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.12%*, 11/2/2020, LOC: TD Bank NA	450,000	450,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)
Virginia 0.5%

Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,125,000	1,125,000

Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: Truist Bank	200,000	200,000

		1,325,000

Washington 0.4%
Washington, State Housing Finance Commission, Cambridge Apartments, 0.11%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000

Wisconsin 0.6%

Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	300,000	300,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.11%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	295,000	295,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	275,000	275,000

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	700,000	700,000

		1,570,000

Other 2.8%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.14%*, 11/6/2020, LIQ: Freddie Mac	2,750,000	2,750,000

“A”, Series M031, 144A, 0.15%*, 11/6/2020, LIQ: Freddie Mac	2,870,000	2,870,000

“A”, Series M-055, 1-month USD LIBOR + 0.230%, 0.33%**, 6/15/2035	2,015,000	2,015,000

		7,635,000
Total Municipal Investments (Cost $240,960,979)		240,960,979

Preferred Shares of Closed-End Investment Companies 8.7%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.6%*, 11/6/2020	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24%*, 11/6/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.25%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,460,979)	98.0	264,460,979
Other Assets and Liabilities, Net	2.0	5,351,569

Net Assets	100.0	269,812,548

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,960,979	$—	$240,960,979
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$—	$264,460,979	$—	$264,460,979

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$264,460,979
Cash	62,782
Receivable for investments sold	5,280,041
Receivable for Fund shares sold	158,499
Interest receivable	211,062
Other assets	61,183
Total assets	270,234,546

Liabilities
Payable for Fund shares redeemed	283,138
Distributions payable	258
Accrued Trustees’ fees	3,946
Other accrued expenses and payables	134,656
Total liabilities	421,998
Net assets, at value	$269,812,548

Net Assets Consist of
Distributable earnings (loss)	(26,997)
Paid-in capital	269,839,545
Net assets, at value	$269,812,548

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($76,336,440 ÷ 76,282,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($110,816,980 ÷ 110,739,334 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($45,996,431 ÷ 45,964,000 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($5,036,166 ÷ 5,032,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($22,546,284 ÷ 22,530,470 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,080,247 ÷ 9,073,878 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$351,560
Expenses:

Management fee	111,356
Administration fee	134,058
Services to shareholders	67,435
Distribution and service fees	48,178
Custodian fee	264
Professional fees	34,505
Reports to shareholders	51,150
Registration fees	47,528
Trustees’ fees and expenses	6,064
Other	22,079
Total expenses before expense reductions	522,617
Expense reductions	(229,738)
Total expenses after expense reductions	292,879
Net investment income	58,681
Net realized gain (loss) from investments	1,500
Net increase (decrease) in net assets resulting from operations	$60,181

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$58,681	$3,229,599
Net realized gain (loss)	1,500	10,295
Net increase in net assets resulting from operations	60,181	3,239,894
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(16,877)	(624,839)
DWS Tax-Exempt Money Fund	(30,480)	(1,488,005)
DWS Tax-Free Money Fund Class S	(9,081)	(559,792)
Service Shares	(207)	(54,983)
Tax-Exempt Cash Managed Shares	(1,589)	(447,762)
Tax-Free Investment Class	(440)	(54,218)
Total distributions	(58,674)	(3,229,599)
Fund share transactions:

Proceeds from shares sold	138,612,008	242,684,916
Reinvestment of distributions	55,081	2,627,334
Payments for shares redeemed	(110,526,031)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	28,141,058	(49,889,505)
Increase (decrease) in net assets	28,142,565	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193

Net assets at end of period	$269,812,548	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Financial Highlights

DWS Tax-Exempt Portfolio —

DWS Tax-Exempt Cash Premier Shares

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.013	.013	.009	.005		.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	.000 ***	(.000	)***	.000	***
Total from investment operations	.000	***	.013	.013	.009	.005		.000	***
Less distributions from:

Net investment income	(.000	)***	(.013)	(.013)	(.009)	(.005)		(.000	)***
Net realized gains	—		—	—	—	(.000	)***	(.000	)***
Total distributions	(.000	)***	(.013)	(.013)	(.009)	(.005)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.03	**	1.27	1.36	.86	.55		.04

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76		35	49	41	38		514
Ratio of expenses before expense reductions (%)	.31	*	.32	.34	.31	.27		.24
Ratio of expenses after expense reductions (%)	.19	*	.20	.20	.20	.20		.12
Ratio of net investment income (%)	.05	*	1.25	1.37	.83	.32		.04

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

DWS Tax-Exempt Portfolio —

Tax-Exempt Cash Managed Shares

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020	2019	2018		2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.011	.012	.007		.003		.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	(.000	)***	(.000	)***	.000	***
Total from investment operations	.000	***	.011	.012	.007		.003		.000	***
Less distributions from:

Net investment income	(.000	)***	(.011)	(.012)	(.007)		(.003)		(.000	)***
Net realized gains	—		—	—	—		(.000	)***	(.000	)***
Total distributions	(.000	)***	(.011)	(.012)	(.007)		(.003)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return (%)[a]	.01	**	1.09	1.16	.66		.31		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23		32	46	38		55		60
Ratio of expenses before expense reductions (%)	.51	*	.51	.54	.51		.49		.44
Ratio of expenses after expense reductions (%)	.25	*	.38	.40	.41		.44		.14
Ratio of net investment income (%)	.01	*	1.09	1.16	.59		.23		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At October 31, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $264,460,979.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Cash Premier Shares and DWS Tax-Exempt Cash Managed Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$42,027
DWS Tax-Exempt Money Fund	76,268
DWS Tax-Free Money Fund Class S	35,347
Service Shares	19,028
Tax-Exempt Cash Managed Shares	37,318
Tax-Free Investment Class	19,750
$229,738

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$134,058	$22,935

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31 2020
DWS Tax-Exempt Cash Premier Shares	$3,554	$—
DWS Tax-Exempt Money Fund	15,892	3,999
DWS Tax-Free Money Fund Class S	13,542	3,533
Service Shares	5,198	748
Tax-Exempt Cash Managed Shares	7,956	3,686
Tax-Free Investment Class	2,891	936
	$49,033	$12,902

In addition, for the six months ended October 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$2,354
DWS Tax-Free Money Fund Class S	1,414
$3,768

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$12,403	$3,295	.60%	.60%
Tax-Free Investment Class	11,099	1,934	.25%	.25%
	$23,502	$5,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$21,568	$3,190	.15%	.15%
Tax-Free Investment Class	3,108	542	.07%	.07%
	$24,676	$3,732

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$27,016	$20,538

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2020, the Fund engaged in securities purchases of $77,712,000 and securities sales of $123,532,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	66,677,143	$66,677,143	41,862,423	$41,862,423
DWS Tax-Exempt Money Fund	12,380,189	12,380,189	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	3,773,197	3,773,197	11,739,197	11,739,197
Service Shares	19,068,741	19,068,741	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	31,567,001	31,567,001	118,617,749	118,617,749
Tax-Free Investment Class	5,145,737	5,145,737	11,693,258	11,693,258
Account Maintenance Fees	—	—	—	33,811
		$138,612,008		$242,684,916

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	15,743	$15,743	530,544	$530,544
DWS Tax-Exempt Money Fund	30,064	30,064	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	8,623	8,623	527,080	527,080
Service Shares	206	206	52,042	52,042
Tax-Exempt Cash Managed Shares	6	6	1,388	1,388
Tax-Free Investment Class	439	439	53,269	53,269
		$55,081		$2,627,334

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(25,019,630)	$(25,019,630)	(57,237,476)	$(57,237,476)
DWS Tax-Exempt Money Fund	(18,452,146)	(18,452,146)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(6,517,182)	(6,517,182)	(15,200,338)	(15,200,338)
Service Shares	(16,732,465)	(16,732,465)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(40,764,501)	(40,764,501)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(3,040,107)	(3,040,107)	(11,233,495)	(11,233,495)
		$(110,526,031)		$(295,201,755)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	41,673,256	$41,673,256	(14,844,509)	$(14,844,509)
DWS Tax-Exempt Money Fund	(6,041,893)	(6,041,893)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(2,735,362)	(2,735,362)	(2,934,061)	(2,934,061)
Service Shares	2,336,482	2,336,482	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	(9,197,494)	(9,197,494)	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,106,069	2,106,069	513,032	513,032
Account Maintenance Fees	—	—	—	33,811
		$28,141,058		$(49,889,505)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,000.32	$1,000.06
Expenses Paid per $1,000*	$.96	$1.26

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,024.25	$1,023.95
Expenses Paid per $1,000*	$.97	$1.28

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
DWS Tax-Exempt Cash Premier Shares	.19%
Tax-Exempt Cash Managed Shares	.25%

For more information, please refer to each Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	DURING THE ENTIRE PROCESS, ALL OF THE FUND’S TRUSTEES WERE INDEPENDENT OF DIMA AND ITS AFFILIATES (THE “INDEPENDENT TRUSTEES”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds

38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

40	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

Notes

Notes

STIM-3

(R-033437-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights

22	Notes to Financial Statements
31	Information About Your Fund’s Expenses
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
39	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA     INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	74%	67%
Tax-Exempt Commercial Paper	7%	12%
Municipal Floating-Rate Notes	6%	8%
Municipal Bonds and Notes	4%	4%
Preferred Shares of Closed-End Investment Companies	9%	9%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	23 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	29 days	21 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–16. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Money Fund	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 89.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.12%*, 11/6/2020	360,000	360,000

Arizona 2.1%

Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.11%*, 11/2/2020, LOC: JPMorgan Chase Bank NA	560,000	560,000

Arizona, State Health Facilities Authority, Dignity Health, Series A, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,380,000	1,380,000

Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	1,950,000	1,950,000

Pima County, AZ, Industrial Development Authority Revenue, Broadway Proper Congregate, Series A, 0.11%*, 11/6/2020, LOC: Federal Home Loan Bank	1,700,000	1,700,000

		5,590,000

Arkansas 0.3%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.24%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	700,000	700,000

California 21.5%

California, Metropolitan Water District of Southern California:

Series D, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

Series E, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.1%*, 11/2/2020, LOC: Barclays Bank PLC	7,700,000	7,700,000

California, State Department Water Resources Revenue, Series 1, TECP, 0.14%, 11/18/2020	10,000,000	10,000,000

California, State General Obligation:

Series A, 0.08%*, 11/2/2020, LOC: Citibank NA	2,240,000	2,240,000

Series B2, 0.08%*, 11/2/2020, LOC: Citibank NA	2,600,000	2,600,000

Series 2019-MIZ9003, 144A, 0.37%*, 11/6/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	100,000	100,000

California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.12%*, 11/6/2020, LOC: Wells Fargo Bank NA	450,000	450,000

East Bay, CA, Municipal Utility District, Series A-1, TECP, 0.14%, 11/3/2020	5,000,000	5,000,000

Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.12%*, 11/6/2020, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000

San Bernardino County, CA, Flood Control District Judgment Obligation, 0.15%*, 11/6/2020, LOC: Bank of America NA	655,000	655,000

San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.11%*, 11/6/2020, LOC: Bank of America NA	1,850,000	1,850,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.16%*, 11/6/2020, LOC: Bank of China Ltd.	11,525,000	11,525,000

		58,165,000

Colorado 0.5%

Colorado, State Health Facilities Authority Revenue, Childrens Hospital, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	600,000	600,000

Colorado, State Health Facilities Authority, Hospital Revenue, Children’s Hospital Colorado Project, Series A, 0.11%*, 11/2/2020, LOC: TD Bank NA	400,000	400,000

Colorado, State Housing & Finance Authority, Series I - AA2, 0.14%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

		1,475,000

Connecticut 0.5%

Connecticut, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	281,972

		1,416,972

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 0.12%*, 11/6/2020, LOC: Bank of America NA	525,000	525,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	5

	Principal Amount ($)	Value ($)

Florida 1.9%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.12%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.16%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.17%*, 11/6/2020, LOC: Citibank NA	475,000	475,000

Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	315,000	315,000

Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.11%*, 11/6/2020, LOC: TD Bank NA	500,000	500,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.12%*, 11/6/2020, LOC: Freddie Mac	525,000	525,000

		5,010,000

Georgia 3.2%

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.22%*, 11/6/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		8,585,000

Illinois 6.0%

Brookfield, IL, Zoo Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	900,000	900,000

Galesburg, IL, Knox College Project, 0.5%*, 11/6/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, State Development Finance Authority, American College Surgeons, 0.11%*, 11/6/2020, LOC: Northern Trust Company	682,000	682,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	615,000	615,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, Chicago Horticultural, 0.11%*, 11/6/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.15%*, 11/6/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.12%*, 11/6/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.12%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	420,000	420,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,320,000	1,320,000

Illinois, State Finance Authority Revenue, North Park University Project, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	1,975,000	1,975,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.16%*, 11/6/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		16,162,000

Indiana 0.7%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.12%*, 11/6/2020, LOC: Federal Home Loan Bank	615,000	615,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.16%*, 11/6/2020, LOC: PNC Bank NA	1,280,000	1,280,000

		1,895,000

Iowa 1.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.15%*, 11/6/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.17%*, 11/6/2020	405,000	405,000

Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.11%*, 11/2/2020, LOC: Bank of America NA	2,800,000	2,800,000

		4,605,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	7

	Principal Amount ($)	Value ($)
Kansas 0.4%

Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	290,000	290,000

Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.27%*, 11/6/2020, LOC: Svenska Handelsbanken	700,000	700,000

		990,000

Kentucky 0.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.15%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		450,000

Louisiana 0.6%

Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp., Project, AMT, 0.19%*, 11/6/2020, LOC: Bank of America NA	1,100,000	1,100,000

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.14%*, 11/6/2020, LOC: Freddie Mac	535,000	535,000

		1,635,000

Maryland 0.7%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.12%*, 11/6/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.15%*, 11/6/2020, LOC: PNC Bank NA	1,890,000	1,890,000

		2,015,000

Massachusetts 2.5%

Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.11%*, 11/6/2020, SPA: State Street Bank & Trust Co.	130,000	130,000

Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.09%*, 11/2/2020, LOC: TD Bank NA	550,000	550,000

Massachusetts, State Water Resources Authority:

Series A-2, 0.11%*, 11/6/2020, SPA: TD Bank NA	200,000	200,000

Series A-3, 0.11%*, 11/6/2020, SPA: Wells Fargo Bank NA	200,000	200,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.14%*, 11/6/2020, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.42%**, 11/1/2034	3,500,000	3,500,000

		6,880,000

Michigan 4.0%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.1%*, 11/6/2020	100,000	100,000

Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.23%*, 11/6/2020, SPA: Industrial & Commercial Bank of China	9,300,000	9,300,000

Michigan, State University Revenues, Series 2000-A, 0.15%*, 11/6/2020, SPA: Northern Trust Company	1,100,000	1,100,000

		10,930,000

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.12%*, 11/6/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 2.8%

Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	710,000	710,000

Missouri, State Development Finance Board Infrastructure Facilities Revenue, St Louise Convention Center Hotel Garage Project, Series C, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	1,380,000	1,380,000

Missouri, State Health & Educational Facilities Authority, St Louis University, Series B-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	950,000	950,000

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.11%*, 11/2/2020, LOC: Bank of America NA	195,000	195,000

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.15%*, 11/6/2020, LIQ: Citibank NA	2,660,000	2,660,000

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.1%*, 11/6/2020, LOC: U.S. Bank NA	1,300,000	1,300,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.27%*, 11/6/2020, LOC: Bank of America NA	420,000	420,000

		7,615,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
Nebraska 0.8%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.15%*, 11/6/2020	2,200,000	2,200,000

Nevada 2.5%

Clark County, NV, Airport Revenue, Series D-2B, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	370,000	370,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	2,930,000	2,930,000

Series D-3, 0.11%*, 11/6/2020, LOC: Bank of America NA	995,000	995,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @100, 10/1/2051	2,500,000	2,500,000

		6,795,000

New Jersey 1.4%

New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.2%*, 11/6/2020, LOC: Bank of America NA	2,105,000	2,105,000

New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp.:

Series B, 0.13%*, 11/6/2020, LOC: Bank of America NA	1,200,000	1,200,000

Series C, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

		3,705,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.12%*, 11/6/2020, LOC: Freddie Mac	1,050,000	1,050,000

New York 10.6%

New York, Metropolitan Transportation Authority Revenue:

Series G-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	100,000	100,000

Series E-1, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	300,000	300,000

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.1%*, 11/6/2020, LOC: Fannie Mae	1,205,000	1,205,000

New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2E, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	725,000	725,000

New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	7,500,000	7,637,007

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

New York, Triborough Bridge & Tunnel Authority Revenues:

Series F, 0.09%*, 11/2/2020, LOC: Citibank NA	915,000	915,000

Series A, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	200,000	200,000

Series B-4C, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	1,220,000	1,220,000

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.12%*, 11/6/2020, LOC: TD Bank NA	175,000	175,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Series F1B, 0.1%*, 11/6/2020, SPA: U.S. Bank NA	170,000	170,000

Series DD-3B, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	200,000	200,000

Series F-2, 0.12%*, 11/2/2020, LOC: Citibank NA	1,855,000	1,855,000

Series BB, 0.17%*, 11/6/2020, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-6, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	700,000	700,000

New York, NY, General Obligation:

Series I-4, 0.1%*, 11/2/2020, LOC: TD Bank NA	5,130,000	5,130,000

Series A-3, 0.12%*, 11/2/2020, LOC: Mizuho Bank Ltd.	550,000	550,000

Series B-3, 0.36%*, 11/2/2020	4,840,000	4,840,000

		28,567,007

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.12%*, 11/6/2020, LOC: PNC Bank NA	180,000	180,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.18%*, 11/6/2020, LOC: Branch Banking & Trust	15,000	15,000

		195,000

Ohio 4.7%

Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.11%*, 11/2/2020, LOC: Bank of Montreal	2,100,000	2,100,000

Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	345,000	345,000

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.16%*, 11/6/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.11%*, 11/6/2020, LOC: Northern Trust Company	285,000	285,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.13%*, 11/6/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Ohio, State Hospital Revenue, University Hospital Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		12,780,000

Oklahoma 1.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.3%*, 11/6/2020, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Oregon 3.1%

Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.1%*, 11/2/2020, LOC: TD Bank NA	1,800,000	1,800,000

Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.19%*, 11/6/2020, LOC: Industrial & Commercial Bank of China	6,600,000	6,600,000

		8,400,000

Pennsylvania 2.3%

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.13%*, 11/6/2020, LOC: PNC Bank NA	2,500,000	2,500,000

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.13%*, 11/6/2020, LOC: PNC Bank NA	590,000	590,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.17%*, 11/6/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.17%*, 11/6/2020, LOC: PNC Bank NA	200,000	200,000

Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.1%*, 11/6/2020, LOC: Barclays Bank PLC	715,000	715,000

		6,105,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.13%*, 11/6/2020, LOC: TD Bank NA	1,265,000	1,265,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	250,000	250,000

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	2,775,000	2,775,000

Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	700,000	700,000

Texas 5.2%

Harris County, TX, Hospital District Revenue, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Series D, TECP, 0.15%, 11/4/2020	550,000	550,000

Harris County, TX, General Obligation, Series C, TECP, 0.16%, 1/5/2021	4,000,000	4,000,000

Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.12%*, 11/6/2020, LOC: Citibank NA	375,000	375,000

Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	340,000	340,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.1%*, 11/2/2020, LOC: TD Bank NA	630,000	630,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas, Series A, 0.1%*, 11/2/2020, LOC: TD Bank NA	3,200,000	3,200,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-4, 0.12%*, 11/6/2020, LOC: Bank of Montreal	100,000	100,000

Series C-2, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.16%*, 11/6/2020, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000

		13,890,000

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.12%*, 11/2/2020, LOC: TD Bank NA	450,000	450,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

	Principal Amount ($)	Value ($)

Virginia 0.5%

Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,125,000	1,125,000

Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: Truist Bank	200,000	200,000

		1,325,000

Washington 0.4%
Washington, State Housing Finance Commission, Cambridge Apartments, 0.11%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000

Wisconsin 0.6%

Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	300,000	300,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.11%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	295,000	295,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	275,000	275,000

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	700,000	700,000

		1,570,000

Other 2.8%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.14%*, 11/6/2020, LIQ: Freddie Mac	2,750,000	2,750,000

“A”, Series M031, 144A, 0.15%*, 11/6/2020, LIQ: Freddie Mac	2,870,000	2,870,000

“A”, Series M-055, 1-month USD LIBOR + 0.230%, 0.33%**, 6/15/2035	2,015,000	2,015,000

		7,635,000
Total Municipal Investments (Cost $240,960,979)		240,960,979

Preferred Shares of Closed-End Investment Companies 8.7%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.6%*, 11/6/2020	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24%*, 11/6/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.25%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,460,979)	98.0	264,460,979
Other Assets and Liabilities, Net	2.0	5,351,569

Net Assets	100.0	269,812,548

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,960,979	$—	$240,960,979
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$—	$264,460,979	$—	$264,460,979

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$264,460,979
Cash	62,782
Receivable for investments sold	5,280,041
Receivable for Fund shares sold	158,499
Interest receivable	211,062
Other assets	61,183
Total assets	270,234,546

Liabilities
Payable for Fund shares redeemed	283,138
Distributions payable	258
Accrued Trustees’ fees	3,946
Other accrued expenses and payables	134,656
Total liabilities	421,998
Net assets, at value	$269,812,548

Net Assets Consist of
Distributable earnings (loss)	(26,997)
Paid-in capital	269,839,545
Net assets, at value	$269,812,548

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	17

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($76,336,440 ÷ 76,282,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($110,816,980 ÷ 110,739,334 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($45,996,431 ÷ 45,964,000 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($5,036,166 ÷ 5,032,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($22,546,284 ÷ 22,530,470 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,080,247 ÷ 9,073,878 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Money Fund

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$351,560
Expenses:

Management fee	111,356
Administration fee	134,058
Services to shareholders	67,435
Distribution and service fees	48,178
Custodian fee	264
Professional fees	34,505
Reports to shareholders	51,150
Registration fees	47,528
Trustees’ fees and expenses	6,064
Other	22,079
Total expenses before expense reductions	522,617
Expense reductions	(229,738)
Total expenses after expense reductions	292,879
Net investment income	58,681
Net realized gain (loss) from investments	1,500
Net increase (decrease) in net assets resulting from operations	$60,181

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	19

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$58,681	$3,229,599
Net realized gain (loss)	1,500	10,295
Net increase in net assets resulting from operations	60,181	3,239,894
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(16,877)	(624,839)
DWS Tax-Exempt Money Fund	(30,480)	(1,488,005)
DWS Tax-Free Money Fund Class S	(9,081)	(559,792)
Service Shares	(207)	(54,983)
Tax-Exempt Cash Managed Shares	(1,589)	(447,762)
Tax-Free Investment Class	(440)	(54,218)
Total distributions	(58,674)	(3,229,599)
Fund share transactions:

Proceeds from shares sold	138,612,008	242,684,916
Reinvestment of distributions	55,081	2,627,334
Payments for shares redeemed	(110,526,031)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	28,141,058	(49,889,505)
Increase (decrease) in net assets	28,142,565	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193

Net assets at end of period	$269,812,548	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Money Fund

Financial Highlights

DWS Tax-Exempt Portfolio —

DWS Tax-Exempt Money Fund

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.012	.013	.008	.005		.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	.000 ***	(.000	)***	.000	***
Total from investment operations	.000	***	.012	.013	.008	.005		.000	***
Less distributions from:

Net investment income	(.000	)***	(.012)	(.013)	(.008)	(.005)		(.000	)***
Net realized gains	—		—	—	—	(.000	)***	(.000	)***
Total distributions	(.000	)***	(.012)	(.013)	(.008)	(.005)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.03	**	1.25	1.34	.83	.50		.04

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	111		117	124	136	143		171
Ratio of expenses before expense reductions (%)	.34	*	.35	.38	.33	.30		.26
Ratio of expenses after expense reductions (%)	.21	*	.22	.22	.23	.25		.12
Ratio of net investment income (%)	.05	*	1.24	1.33	.82	.41		.03

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	21

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including

22	|	DWS Tax-Exempt Money Fund

the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At October 31, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $264,460,979.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Tax-Exempt Money Fund	|	23

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

24	|	DWS Tax-Exempt Money Fund

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$42,027
DWS Tax-Exempt Money Fund	76,268
DWS Tax-Free Money Fund Class S	35,347
Service Shares	19,028
Tax-Exempt Cash Managed Shares	37,318
Tax-Free Investment Class	19,750
$229,738

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$134,058	$22,935

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Tax-Exempt Money Fund	|	25

fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31 2020
DWS Tax-Exempt Cash Premier Shares	$3,554	$—
DWS Tax-Exempt Money Fund	15,892	3,999
DWS Tax-Free Money Fund Class S	13,542	3,533
Service Shares	5,198	748
Tax-Exempt Cash Managed Shares	7,956	3,686
Tax-Free Investment Class	2,891	936
	$49,033	$12,902

In addition, for the six months ended October 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$2,354
DWS Tax-Free Money Fund Class S	1,414
$3,768

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$12,403	$3,295	.60%	.60%
Tax-Free Investment Class	11,099	1,934	.25%	.25%
	$23,502	$5,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	DWS Tax-Exempt Money Fund

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$21,568	$3,190	.15%	.15%
Tax-Free Investment Class	3,108	542	.07%	.07%
	$24,676	$3,732

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$27,016	$20,538

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2020, the Fund engaged in securities purchases of $77,712,000 and securities sales of $123,532,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

DWS Tax-Exempt Money Fund	|	27

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	66,677,143	$66,677,143	41,862,423	$41,862,423
DWS Tax-Exempt Money Fund	12,380,189	12,380,189	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	3,773,197	3,773,197	11,739,197	11,739,197
Service Shares	19,068,741	19,068,741	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	31,567,001	31,567,001	118,617,749	118,617,749
Tax-Free Investment Class	5,145,737	5,145,737	11,693,258	11,693,258
Account Maintenance Fees	—	—	—	33,811
		$138,612,008		$242,684,916

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	15,743	$15,743	530,544	$530,544
DWS Tax-Exempt Money Fund	30,064	30,064	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	8,623	8,623	527,080	527,080
Service Shares	206	206	52,042	52,042
Tax-Exempt Cash Managed Shares	6	6	1,388	1,388
Tax-Free Investment Class	439	439	53,269	53,269
		$55,081		$2,627,334

28	|	DWS Tax-Exempt Money Fund

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(25,019,630)	$(25,019,630)	(57,237,476)	$(57,237,476)
DWS Tax-Exempt Money Fund	(18,452,146)	(18,452,146)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(6,517,182)	(6,517,182)	(15,200,338)	(15,200,338)
Service Shares	(16,732,465)	(16,732,465)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(40,764,501)	(40,764,501)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(3,040,107)	(3,040,107)	(11,233,495)	(11,233,495)
		$(110,526,031)		$(295,201,755)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	41,673,256	$41,673,256	(14,844,509)	$(14,844,509)
DWS Tax-Exempt Money Fund	(6,041,893)	(6,041,893)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(2,735,362)	(2,735,362)	(2,934,061)	(2,934,061)
Service Shares	2,336,482	2,336,482	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	(9,197,494)	(9,197,494)	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,106,069	2,106,069	513,032	513,032
Account Maintenance Fees	—	—	—	33,811
		$28,141,058		$(49,889,505)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Recent and potential future changes in

DWS Tax-Exempt Money Fund	|	29

monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

30	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Money Fund	|	31

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,000.26
Expenses Paid per $1,000*	$1.06

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,024.15
Expenses Paid per $1,000*	$1.07

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Exempt Money Fund	.21%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

32	|	DWS Tax-Exempt Money Fund

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Money Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing

34	|	DWS Tax-Exempt Money Fund

expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

DWS Tax-Exempt Money Fund	|	35

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the

36	|	DWS Tax-Exempt Money Fund

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on

DWS Tax-Exempt Money Fund	|	37

June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

38	|	DWS Tax-Exempt Money Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Tax-Exempt Money Fund	|	39

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

40	|	DWS Tax-Exempt Money Fund

Notes

Notes

Notes

DTEMF-3

(R-033438-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

Tax-Free Investment Class

DWS Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights

22	Notes to Financial Statements
31	Information About Your Fund’s Expenses
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
39	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	74%	67%
Tax-Exempt Commercial Paper	7%	12%
Municipal Floating-Rate Notes	6%	8%
Municipal Bonds and Notes	4%	4%
Preferred Shares of Closed-End Investment Companies	9%	9%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	23 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	29 days	21 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–16. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 89.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.12%*, 11/6/2020	360,000	360,000

Arizona 2.1%

Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.11%*, 11/2/2020, LOC: JPMorgan Chase Bank NA	560,000	560,000

Arizona, State Health Facilities Authority, Dignity Health, Series A, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,380,000	1,380,000

Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	1,950,000	1,950,000

Pima County, AZ, Industrial Development Authority Revenue, Broadway Proper Congregate, Series A, 0.11%*, 11/6/2020, LOC: Federal Home Loan Bank	1,700,000	1,700,000

		5,590,000

Arkansas 0.3%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.24%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	700,000	700,000

California 21.5%

California, Metropolitan Water District of Southern California:

Series D, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

Series E, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.1%*, 11/2/2020, LOC: Barclays Bank PLC	7,700,000	7,700,000

California, State Department Water Resources Revenue, Series 1, TECP, 0.14%, 11/18/2020	10,000,000	10,000,000

California, State General Obligation:

Series A, 0.08%*, 11/2/2020, LOC: Citibank NA	2,240,000	2,240,000

Series B2, 0.08%*, 11/2/2020, LOC: Citibank NA	2,600,000	2,600,000

Series 2019-MIZ9003, 144A, 0.37%*, 11/6/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000

The accompanying notes are an integral part of the financial statements.

4	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	100,000	100,000

California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.12%*, 11/6/2020, LOC: Wells Fargo Bank NA	450,000	450,000

East Bay, CA, Municipal Utility District, Series A-1, TECP, 0.14%, 11/3/2020	5,000,000	5,000,000

Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.12%*, 11/6/2020, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000

San Bernardino County, CA, Flood Control District Judgment Obligation, 0.15%*, 11/6/2020, LOC: Bank of America NA	655,000	655,000

San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.11%*, 11/6/2020, LOC: Bank of America NA	1,850,000	1,850,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.16%*, 11/6/2020, LOC: Bank of China Ltd.	11,525,000	11,525,000

		58,165,000

Colorado 0.5%

Colorado, State Health Facilities Authority Revenue, Childrens Hospital, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	600,000	600,000

Colorado, State Health Facilities Authority, Hospital Revenue, Children’s Hospital Colorado Project, Series A, 0.11%*, 11/2/2020, LOC: TD Bank NA	400,000	400,000

Colorado, State Housing & Finance Authority, Series I - AA2, 0.14%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

		1,475,000

Connecticut 0.5%

Connecticut, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	281,972

		1,416,972

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 0.12%*, 11/6/2020, LOC: Bank of America NA	525,000	525,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	5

	Principal Amount ($)	Value ($)
Florida 1.9%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.12%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.16%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.17%*, 11/6/2020, LOC: Citibank NA	475,000	475,000

Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	315,000	315,000

Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.11%*, 11/6/2020, LOC: TD Bank NA	500,000	500,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.12%*, 11/6/2020, LOC: Freddie Mac	525,000	525,000

		5,010,000

Georgia 3.2%

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.22%*, 11/6/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		8,585,000

Illinois 6.0%

Brookfield, IL, Zoo Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	900,000	900,000

Galesburg, IL, Knox College Project, 0.5%*, 11/6/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, State Development Finance Authority, American College Surgeons, 0.11%*, 11/6/2020, LOC: Northern Trust Company	682,000	682,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	615,000	615,000

The accompanying notes are an integral part of the financial statements.

6	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, Chicago Horticultural, 0.11%*, 11/6/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.15%*, 11/6/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.12%*, 11/6/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.12%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	420,000	420,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,320,000	1,320,000

Illinois, State Finance Authority Revenue, North Park University Project, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	1,975,000	1,975,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.16%*, 11/6/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		16,162,000

Indiana 0.7%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.12%*, 11/6/2020, LOC: Federal Home Loan Bank	615,000	615,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.16%*, 11/6/2020, LOC: PNC Bank NA	1,280,000	1,280,000

		1,895,000

Iowa 1.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.15%*, 11/6/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.17%*, 11/6/2020	405,000	405,000

Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.11%*, 11/2/2020, LOC: Bank of America NA	2,800,000	2,800,000

		4,605,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	7

	Principal Amount ($)	Value ($)
Kansas 0.4%

Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	290,000	290,000

Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.27%*, 11/6/2020, LOC: Svenska Handelsbanken	700,000	700,000

		990,000

Kentucky 0.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.15%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		450,000

Louisiana 0.6%

Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp., Project, AMT, 0.19%*, 11/6/2020, LOC: Bank of America NA	1,100,000	1,100,000

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.14%*, 11/6/2020, LOC: Freddie Mac	535,000	535,000

		1,635,000

Maryland 0.7%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.12%*, 11/6/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.15%*, 11/6/2020, LOC: PNC Bank NA	1,890,000	1,890,000

		2,015,000

Massachusetts 2.5%

Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.11%*, 11/6/2020, SPA: State Street Bank & Trust Co.	130,000	130,000

Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.09%*, 11/2/2020, LOC: TD Bank NA	550,000	550,000

Massachusetts, State Water Resources Authority:

Series A-2, 0.11%*, 11/6/2020, SPA: TD Bank NA	200,000	200,000

Series A-3, 0.11%*, 11/6/2020, SPA: Wells Fargo Bank NA	200,000	200,000

The accompanying notes are an integral part of the financial statements.

8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.14%*, 11/6/2020, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.42%**, 11/1/2034	3,500,000	3,500,000

		6,880,000

Michigan 4.0%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.1%*, 11/6/2020	100,000	100,000

Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.23%*, 11/6/2020, SPA: Industrial & Commercial Bank of China	9,300,000	9,300,000

Michigan, State University Revenues, Series 2000-A, 0.15%*, 11/6/2020, SPA: Northern Trust Company	1,100,000	1,100,000

		10,930,000

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.12%*, 11/6/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 2.8%

Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	710,000	710,000

Missouri, State Development Finance Board Infrastructure Facilities Revenue, St Louise Convention Center Hotel Garage Project, Series C, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	1,380,000	1,380,000

Missouri, State Health & Educational Facilities Authority, St Louis University, Series B-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	950,000	950,000

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.11%*, 11/2/2020, LOC: Bank of America NA	195,000	195,000

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.15%*, 11/6/2020, LIQ: Citibank NA	2,660,000	2,660,000

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.1%*, 11/6/2020, LOC: U.S. Bank NA	1,300,000	1,300,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.27%*, 11/6/2020, LOC: Bank of America NA	420,000	420,000

		7,615,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
Nebraska 0.8%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.15%*, 11/6/2020	2,200,000	2,200,000

Nevada 2.5%

Clark County, NV, Airport Revenue, Series D-2B, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	370,000	370,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	2,930,000	2,930,000

Series D-3, 0.11%*, 11/6/2020, LOC: Bank of America NA	995,000	995,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @100, 10/1/2051	2,500,000	2,500,000

		6,795,000

New Jersey 1.4%

New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.2%*, 11/6/2020, LOC: Bank of America NA	2,105,000	2,105,000

New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp.:

Series B, 0.13%*, 11/6/2020, LOC: Bank of America NA	1,200,000	1,200,000

Series C, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

		3,705,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.12%*, 11/6/2020, LOC: Freddie Mac	1,050,000	1,050,000

New York 10.6%

New York, Metropolitan Transportation Authority Revenue:

Series G-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	100,000	100,000

Series E-1, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	300,000	300,000

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.1%*, 11/6/2020, LOC: Fannie Mae	1,205,000	1,205,000

New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2E, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	725,000	725,000

New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	7,500,000	7,637,007

The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

New York, Triborough Bridge & Tunnel Authority Revenues:

Series F, 0.09%*, 11/2/2020, LOC: Citibank NA	915,000	915,000

Series A, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	200,000	200,000

Series B-4C, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	1,220,000	1,220,000

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.12%*, 11/6/2020, LOC: TD Bank NA	175,000	175,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Series F1B, 0.1%*, 11/6/2020, SPA: U.S. Bank NA	170,000	170,000

Series DD-3B, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	200,000	200,000

Series F-2, 0.12%*, 11/2/2020, LOC: Citibank NA	1,855,000	1,855,000

Series BB, 0.17%*, 11/6/2020, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-6, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	700,000	700,000

New York, NY, General Obligation:

Series I-4, 0.1%*, 11/2/2020, LOC: TD Bank NA	5,130,000	5,130,000

Series A-3, 0.12%*, 11/2/2020, LOC: Mizuho Bank Ltd.	550,000	550,000

Series B-3, 0.36%*, 11/2/2020	4,840,000	4,840,000

		28,567,007

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.12%*, 11/6/2020, LOC: PNC Bank NA	180,000	180,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.18%*, 11/6/2020, LOC: Branch Banking & Trust	15,000	15,000

		195,000

Ohio 4.7%

Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.11%*, 11/2/2020, LOC: Bank of Montreal	2,100,000	2,100,000

Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	345,000	345,000

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.16%*, 11/6/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.11%*, 11/6/2020, LOC: Northern Trust Company	285,000	285,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.13%*, 11/6/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Ohio, State Hospital Revenue, University Hospital Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		12,780,000

Oklahoma 1.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.3%*, 11/6/2020, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Oregon 3.1%

Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.1%*, 11/2/2020, LOC: TD Bank NA	1,800,000	1,800,000

Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.19%*, 11/6/2020, LOC: Industrial & Commercial Bank of China	6,600,000	6,600,000

		8,400,000
Pennsylvania 2.3%

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.13%*, 11/6/2020, LOC: PNC Bank NA	2,500,000	2,500,000

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.13%*, 11/6/2020, LOC: PNC Bank NA	590,000	590,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.17%*, 11/6/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.17%*, 11/6/2020, LOC: PNC Bank NA	200,000	200,000

Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.1%*, 11/6/2020, LOC: Barclays Bank PLC	715,000	715,000

		6,105,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.13%*, 11/6/2020, LOC: TD Bank NA	1,265,000	1,265,000

The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	250,000	250,000

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	2,775,000	2,775,000

Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	700,000	700,000

Texas 5.2%

Harris County, TX, Hospital District Revenue, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Series D, TECP, 0.15%, 11/4/2020	550,000	550,000

Harris County, TX, General Obligation, Series C, TECP, 0.16%, 1/5/2021	4,000,000	4,000,000

Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.12%*, 11/6/2020, LOC: Citibank NA	375,000	375,000

Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	340,000	340,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.1%*, 11/2/2020, LOC: TD Bank NA	630,000	630,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas, Series A, 0.1%*, 11/2/2020, LOC: TD Bank NA	3,200,000	3,200,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-4, 0.12%*, 11/6/2020, LOC: Bank of Montreal	100,000	100,000

Series C-2, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.16%*, 11/6/2020, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000

		13,890,000

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.12%*, 11/2/2020, LOC: TD Bank NA	450,000	450,000

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

	Principal Amount ($)	Value ($)
Virginia 0.5%

Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,125,000	1,125,000

Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: Truist Bank	200,000	200,000

		1,325,000

Washington 0.4%
Washington, State Housing Finance Commission, Cambridge Apartments, 0.11%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000

Wisconsin 0.6%

Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	300,000	300,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.11%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	295,000	295,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	275,000	275,000

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	700,000	700,000

		1,570,000

Other 2.8%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.14%*, 11/6/2020, LIQ: Freddie Mac	2,750,000	2,750,000

“A”, Series M031, 144A, 0.15%*, 11/6/2020, LIQ: Freddie Mac	2,870,000	2,870,000

“A”, Series M-055, 1-month USD LIBOR + 0.230%, 0.33%**, 6/15/2035	2,015,000	2,015,000

		7,635,000
Total Municipal Investments (Cost $240,960,979)		240,960,979

Preferred Shares of Closed-End Investment Companies 8.7%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.6%*, 11/6/2020	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24%*, 11/6/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.25%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,460,979)	98.0	264,460,979
Other Assets and Liabilities, Net	2.0	5,351,569

Net Assets	100.0	269,812,548

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,960,979	$—	$240,960,979
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$—	$264,460,979	$—	$264,460,979

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$264,460,979
Cash	62,782
Receivable for investments sold	5,280,041
Receivable for Fund shares sold	158,499
Interest receivable	211,062
Other assets	61,183
Total assets	270,234,546

Liabilities
Payable for Fund shares redeemed	283,138
Distributions payable	258
Accrued Trustees’ fees	3,946
Other accrued expenses and payables	134,656
Total liabilities	421,998
Net assets, at value	$269,812,548

Net Assets Consist of
Distributable earnings (loss)	(26,997)
Paid-in capital	269,839,545
Net assets, at value	$269,812,548

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	17

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($76,336,440 ÷ 76,282,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($110,816,980 ÷ 110,739,334 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($45,996,431 ÷ 45,964,000 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($5,036,166 ÷ 5,032,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($22,546,284 ÷ 22,530,470 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,080,247 ÷ 9,073,878 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

18	|	Tax-Free Investment Class

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$351,560
Expenses:

Management fee	111,356
Administration fee	134,058
Services to shareholders	67,435
Distribution and service fees	48,178
Custodian fee	264
Professional fees	34,505
Reports to shareholders	51,150
Registration fees	47,528
Trustees’ fees and expenses	6,064
Other	22,079
Total expenses before expense reductions	522,617
Expense reductions	(229,738)
Total expenses after expense reductions	292,879
Net investment income	58,681
Net realized gain (loss) from investments	1,500
Net increase (decrease) in net assets resulting from operations	$60,181

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	19

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$58,681	$3,229,599
Net realized gain (loss)	1,500	10,295
Net increase in net assets resulting from operations	60,181	3,239,894
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(16,877)	(624,839)
DWS Tax-Exempt Money Fund	(30,480)	(1,488,005)
DWS Tax-Free Money Fund Class S	(9,081)	(559,792)
Service Shares	(207)	(54,983)
Tax-Exempt Cash Managed Shares	(1,589)	(447,762)
Tax-Free Investment Class	(440)	(54,218)
Total distributions	(58,674)	(3,229,599)
Fund share transactions:

Proceeds from shares sold	138,612,008	242,684,916
Reinvestment of distributions	55,081	2,627,334
Payments for shares redeemed	(110,526,031)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	28,141,058	(49,889,505)
Increase (decrease) in net assets	28,142,565	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193

Net assets at end of period	$269,812,548	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	Tax-Free Investment Class

Financial Highlights

DWS Tax-Exempt Portfolio — Tax-Free Investment Class

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.009	.010	.004	.001	***	.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	.000 ***	(.000	)***	.000	***
Total from investment operations	.000	***	.009	.010	.004	.001		.000	***
Less distributions from:

Net investment income	(.000	)***	(.009)	(.010)	(.004)	(.001)		(.000	)***
Net realized gains	—		—	—	—	(.000	)***	(.000	)***
Total distributions	(.000	)***	(.009)	(.010)	(.004)	(.001)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.01	**	.88	.96	.45	.13		.02

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		7	6	6	9		239
Ratio of expenses before expense reductions (%)	.69	*	.72	.74	.72	.66		.66
Ratio of expenses after expense reductions (%)	.25	*	.59	.59	.63	.49		.14
Ratio of net investment income (%)	.01	*	.86	.96	.39	.02		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	21

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

22	|	Tax-Free Investment Class

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At October 31, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $264,460,979.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be

Tax-Free Investment Class	|	23

directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

24	|	Tax-Free Investment Class

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$42,027
DWS Tax-Exempt Money Fund	76,268
DWS Tax-Free Money Fund Class S	35,347
Service Shares	19,028
Tax-Exempt Cash Managed Shares	37,318
Tax-Free Investment Class	19,750
$229,738

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$134,058	$22,935

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

Tax-Free Investment Class	|	25

fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31 2020
DWS Tax-Exempt Cash Premier Shares	$3,554	$—
DWS Tax-Exempt Money Fund	15,892	3,999
DWS Tax-Free Money Fund Class S	13,542	3,533
Service Shares	5,198	748
Tax-Exempt Cash Managed Shares	7,956	3,686
Tax-Free Investment Class	2,891	936
	$49,033	$12,902

In addition, for the six months ended October 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$2,354
DWS Tax-Free Money Fund Class S	1,414
$3,768

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$12,403	$3,295	.60%	.60%
Tax-Free Investment Class	11,099	1,934	.25%	.25%
	$23,502	$5,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	Tax-Free Investment Class

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$21,568	$3,190	.15%	.15%
Tax-Free Investment Class	3,108	542	.07%	.07%
	$24,676	$3,732

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$27,016	$20,538

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2020, the Fund engaged in securities purchases of $77,712,000 and securities sales of $123,532,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

Tax-Free Investment Class	|	27

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	66,677,143	$66,677,143	41,862,423	$41,862,423
DWS Tax-Exempt Money Fund	12,380,189	12,380,189	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	3,773,197	3,773,197	11,739,197	11,739,197
Service Shares	19,068,741	19,068,741	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	31,567,001	31,567,001	118,617,749	118,617,749
Tax-Free Investment Class	5,145,737	5,145,737	11,693,258	11,693,258
Account Maintenance Fees	—	—	—	33,811
		$138,612,008		$242,684,916

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	15,743	$15,743	530,544	$530,544
DWS Tax-Exempt Money Fund	30,064	30,064	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	8,623	8,623	527,080	527,080
Service Shares	206	206	52,042	52,042
Tax-Exempt Cash Managed Shares	6	6	1,388	1,388
Tax-Free Investment Class	439	439	53,269	53,269
		$55,081		$2,627,334

28	|	Tax-Free Investment Class

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(25,019,630)	$(25,019,630)	(57,237,476)	$(57,237,476)
DWS Tax-Exempt Money Fund	(18,452,146)	(18,452,146)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(6,517,182)	(6,517,182)	(15,200,338)	(15,200,338)
Service Shares	(16,732,465)	(16,732,465)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(40,764,501)	(40,764,501)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(3,040,107)	(3,040,107)	(11,233,495)	(11,233,495)
		$(110,526,031)		$(295,201,755)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	41,673,256	$41,673,256	(14,844,509)	$(14,844,509)
DWS Tax-Exempt Money Fund	(6,041,893)	(6,041,893)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(2,735,362)	(2,735,362)	(2,934,061)	(2,934,061)
Service Shares	2,336,482	2,336,482	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	(9,197,494)	(9,197,494)	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,106,069	2,106,069	513,032	513,032
Account Maintenance Fees	—	—	—	33,811
		$28,141,058		$(49,889,505)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing

Tax-Free Investment Class	|	29

power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

30	|	Tax-Free Investment Class

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	|	31

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,000.05
Expenses Paid per $1,000*	$1.26

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,023.95
Expenses Paid per $1,000*	$1.28

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.25%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

32	|	Tax-Free Investment Class

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	|	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing

34	|	Tax-Free Investment Class

expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

Tax-Free Investment Class	|	35

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized

36	|	Tax-Free Investment Class

by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the

Tax-Free Investment Class	|	37

temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

38	|	Tax-Free Investment Class

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Tax-Free Investment Class	|	39

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

40	|	Tax-Free Investment Class

Notes

Notes

Notes

CATTEP-3

(R-033440-8 12/20)

October 31, 2020

Semiannual Report

to Shareholders

DWS Tax-Exempt Portfolio

DWS Tax-Free Money Fund Class S

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Portfolio Summary
4	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights

22	Notes to Financial Statements
31	Information About Your Fund’s Expenses
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
39	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

Portfolio Summary	(Unaudited)

DWS Tax-Exempt Portfolio

Asset Allocation (As a % of Investment Portfolio)	10/31/20	4/30/20
Municipal Investments
Municipal Variable Rate Demand Notes	74%	67%
Tax-Exempt Commercial Paper	7%	12%
Municipal Floating-Rate Notes	6%	8%
Municipal Bonds and Notes	4%	4%
Preferred Shares of Closed-End Investment Companies	9%	9%
	100%	100%

Weighted Average Maturity	10/31/20	4/30/20
Cash Account Trust — DWS Tax-Exempt Portfolio	23 days	18 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	29 days	21 days

*

The Fund is compared to its respective iMoneyNet Money Fund Average category: Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see pages 4–16. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Free Money Fund Class S	|	3

Investment Portfolio	as of October 31, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 89.3%
Alaska 0.1%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.12%*, 11/6/2020	360,000	360,000

Arizona 2.1%

Arizona, Industrial Development Authority, Hospital Revenue, Phoenix Children’s Hospital, Series A, 0.11%*, 11/2/2020, LOC: JPMorgan Chase Bank NA	560,000	560,000

Arizona, State Health Facilities Authority, Dignity Health, Series A, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,380,000	1,380,000

Arizona, State Health Facilities Authority, Dignity Health Obligated Group, Series B, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	1,950,000	1,950,000

Pima County, AZ, Industrial Development Authority Revenue, Broadway Proper Congregate, Series A, 0.11%*, 11/6/2020, LOC: Federal Home Loan Bank	1,700,000	1,700,000

		5,590,000

Arkansas 0.3%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 0.24%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	700,000	700,000

California 21.5%

California, Metropolitan Water District of Southern California:

Series D, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

Series E, MUNIPSA + 0.250%, 0.37%**, Mandatory Put 6/21/2021 @ 100, 7/1/2037	5,000,000	5,000,000

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 0.1%*, 11/2/2020, LOC: Barclays Bank PLC	7,700,000	7,700,000

California, State Department Water Resources Revenue, Series 1, TECP, 0.14%, 11/18/2020	10,000,000	10,000,000

California, State General Obligation:

Series A, 0.08%*, 11/2/2020, LOC: Citibank NA	2,240,000	2,240,000

Series B2, 0.08%*, 11/2/2020, LOC: Citibank NA	2,600,000	2,600,000

Series 2019-MIZ9003, 144A, 0.37%*, 11/6/2020, LIQ: Mizuho Bank Ltd., LOC: Mizuho Bank Ltd.	5,665,000	5,665,000

The accompanying notes are an integral part of the financial statements.

4	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

California, State Infrastructure & Economic Development Bank, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	100,000	100,000

California, State Statewide Communities Development Authority, Multi-Family Housing Foxwood Apartments, Series J, 0.12%*, 11/6/2020, LOC: Wells Fargo Bank NA	450,000	450,000

East Bay, CA, Municipal Utility District, Series A-1, TECP, 0.14%, 11/3/2020	5,000,000	5,000,000

Riverside County, CA, Asset Leasing Corp., Leashold Revenue, Southwest Justice Center, Series A, 0.12%*, 11/6/2020, INS: AGMC, LOC: Wells Fargo Bank NA	380,000	380,000

San Bernardino County, CA, Flood Control District Judgment Obligation, 0.15%*, 11/6/2020, LOC: Bank of America NA	655,000	655,000

San Francisco City & County, CA, Multi-Family Housing Revenue, 1601 Mariposa Apartments, Series B-2, 0.11%*, 11/6/2020, LOC: Bank of America NA	1,850,000	1,850,000

San Francisco City & County, CA, Multi-Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 0.16%*, 11/6/2020, LOC: Bank of China Ltd.	11,525,000	11,525,000

		58,165,000

Colorado 0.5%

Colorado, State Health Facilities Authority Revenue, Childrens Hospital, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	600,000	600,000

Colorado, State Health Facilities Authority, Hospital Revenue, Children’s Hospital Colorado Project, Series A, 0.11%*, 11/2/2020, LOC: TD Bank NA	400,000	400,000

Colorado, State Housing & Finance Authority, Series I - AA2, 0.14%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	475,000	475,000

		1,475,000

Connecticut 0.5%

Connecticut, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,135,000	1,135,000

Connecticut, State Health & Educational Facilities Authority Revenue, Yale University, Series X-2, 1.8%, Mandatory Put 2/9/2021 @ 100, 7/1/2037	280,000	281,972

		1,416,972

Delaware 0.5%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,325,000	1,325,000

District of Columbia 0.2%
District of Columbia, Georgetown University Revenue, Series B-2, 0.12%*, 11/6/2020, LOC: Bank of America NA	525,000	525,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	5

	Principal Amount ($)	Value ($)
Florida 1.9%

Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 0.12%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	875,000	875,000

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series A, AMT, 0.16%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	820,000	820,000

Hillsborough County, FL, Housing Finance Authority Multi-Family Revenue, Claymore Crossings Apartments, AMT, 0.17%*, 11/6/2020, LOC: Citibank NA	475,000	475,000

Lakeland, FL, Educational Facilities Revenue, Florida Southern College Project, Series B, 0.11%*, 11/6/2020, LOC: TD Bank NA	315,000	315,000

Orange County, FL, Health Facilities Authority, Nemours Foundation, Series C-2, 0.11%*, 11/6/2020, LOC: TD Bank NA	500,000	500,000

Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,300,000	1,300,000

Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 0.17%*, 11/6/2020, LOC: Wells Fargo Bank NA	200,000	200,000

Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 0.12%*, 11/6/2020, LOC: Freddie Mac	525,000	525,000

		5,010,000

Georgia 3.2%

Georgia, Tender Option Bond Trust Receipts, Series 2018-XF0709, 144A, 0.22%*, 11/6/2020, LIQ: JP Morgan Chase Bank NA	6,800,000	6,800,000

Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	1,235,000	1,235,000

Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	550,000	550,000

		8,585,000

Illinois 6.0%

Brookfield, IL, Zoo Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	900,000	900,000

Galesburg, IL, Knox College Project, 0.5%*, 11/6/2020, LOC: PNC Bank NA	1,800,000	1,800,000

Illinois, State Development Finance Authority, American College Surgeons, 0.11%*, 11/6/2020, LOC: Northern Trust Company	682,000	682,000

Illinois, State Development Finance Authority, American Youth Hostels Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	615,000	615,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Illinois, State Development Finance Authority, Chicago Horticultural, 0.11%*, 11/6/2020, LOC: BMO Harris Bank NA	500,000	500,000

Illinois, State Development Finance Authority, Ignatius College Project, 0.15%*, 11/6/2020, LOC: PNC Bank NA	2,000,000	2,000,000

Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,700,000	1,700,000

Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 0.14%*, 11/6/2020, LOC: PNC Bank NA	1,100,000	1,100,000

Illinois, State Educational Facilities Authority, Columbia College Chicago, 0.12%*, 11/6/2020, LOC: BMO Harris Bank NA	485,000	485,000

Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.12%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	420,000	420,000

Illinois, State Finance Authority Revenue, Clearbrook Project, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	1,320,000	1,320,000

Illinois, State Finance Authority Revenue, North Park University Project, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	1,000,000	1,000,000

Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 0.13%*, 11/6/2020, LOC: Northern Trust Company	1,975,000	1,975,000

Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 0.16%*, 11/6/2020, LOC: Freddie Mac	855,000	855,000

University of Illinois, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	810,000	810,000

		16,162,000

Indiana 0.7%

Elkhart County, IN, Multy-Family Revenue, Ashton Pines Apartments, Series A, 0.12%*, 11/6/2020, LOC: Federal Home Loan Bank	615,000	615,000

St. Joseph County, IN, Economic Development Revenue, Series 2004, 0.16%*, 11/6/2020, LOC: PNC Bank NA	1,280,000	1,280,000

		1,895,000

Iowa 1.7%

Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 0.15%*, 11/6/2020	1,400,000	1,400,000

Iowa, State Finance Authority, Midwestern Disaster Area Revenue, 0.17%*, 11/6/2020	405,000	405,000

Iowa, State Higher Education Loan Authority, Private College, Loras College, 0.11%*, 11/2/2020, LOC: Bank of America NA	2,800,000	2,800,000

		4,605,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	7

	Principal Amount ($)	Value ($)
Kansas 0.4%

Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	290,000	290,000

Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 0.27%*, 11/6/2020, LOC: Svenska Handelsbanken	700,000	700,000

		990,000

Kentucky 0.2%

Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 0.15%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	300,000	300,000

Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		450,000

Louisiana 0.6%

Calcasieu Parish, LA, Public Trust Authority, Solid Waste Disposal Revenue, WPT Corp., Project, AMT, 0.19%*, 11/6/2020, LOC: Bank of America NA	1,100,000	1,100,000

Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 0.14%*, 11/6/2020, LOC: Freddie Mac	535,000	535,000

		1,635,000

Maryland 0.7%

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.12%*, 11/6/2020, LOC: Bank of America NA	125,000	125,000

Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 0.15%*, 11/6/2020, LOC: PNC Bank NA	1,890,000	1,890,000

		2,015,000

Massachusetts 2.5%

Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A-2, 0.11%*, 11/6/2020, SPA: State Street Bank & Trust Co.	130,000	130,000

Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.09%*, 11/2/2020, LOC: TD Bank NA	550,000	550,000

Massachusetts, State Water Resources Authority:

Series A-2, 0.11%*, 11/6/2020, SPA: TD Bank NA	200,000	200,000

Series A-3, 0.11%*, 11/6/2020, SPA: Wells Fargo Bank NA	200,000	200,000

The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.14%*, 11/6/2020, LIQ: Toronto-Dominion Bank	2,300,000	2,300,000

Massachusetts, University of Massachusetts, Building Authority Revenue, Series 2, MUNIPSA + 0.300%, 0.42%**, 11/1/2034	3,500,000	3,500,000

		6,880,000

Michigan 4.0%

Kent, MI, Hospital Finance Authority, Spectrum Health System, Series C, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	430,000	430,000

Michigan, State Finance Authority Revenue, Hospital Project., Ascension Senior Credit Group, Series E-3, 0.1%*, 11/6/2020	100,000	100,000

Michigan, State Housing Development Authority, Single-Family Mortgage Revenue, Series B, AMT, 0.23%*, 11/6/2020, SPA: Industrial & Commercial Bank of China	9,300,000	9,300,000

Michigan, State University Revenues, Series 2000-A, 0.15%*, 11/6/2020, SPA: Northern Trust Company	1,100,000	1,100,000

		10,930,000

Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 0.12%*, 11/6/2020, GTY: Chevron Corp.	50,000	50,000

Missouri 2.8%

Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	710,000	710,000

Missouri, State Development Finance Board Infrastructure Facilities Revenue, St Louise Convention Center Hotel Garage Project, Series C, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	1,380,000	1,380,000

Missouri, State Health & Educational Facilities Authority, St Louis University, Series B-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	950,000	950,000

Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Bethesda Health Group, Inc., Series B, 0.11%*, 11/2/2020, LOC: Bank of America NA	195,000	195,000

Missouri, Tender Option Bond Trust Receipts, Series 2015-XF2198, 144A, 0.15%*, 11/6/2020, LIQ: Citibank NA	2,660,000	2,660,000

Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 0.1%*, 11/6/2020, LOC: U.S. Bank NA	1,300,000	1,300,000

Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 0.27%*, 11/6/2020, LOC: Bank of America NA	420,000	420,000

		7,615,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
Nebraska 0.8%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 0.15%*, 11/6/2020	2,200,000	2,200,000

Nevada 2.5%

Clark County, NV, Airport Revenue, Series D-2B, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	370,000	370,000

Clark County, NV, Airport Systems Revenue:

Series D-1, 0.11%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	2,930,000	2,930,000

Series D-3, 0.11%*, 11/6/2020, LOC: Bank of America NA	995,000	995,000

Nevada, State Housing Division, Single Family Mortgage Revenue, Series C, 1.2%, Mandatory Put 12/31/2020 @100, 10/1/2051	2,500,000	2,500,000

		6,795,000

New Jersey 1.4%

New Jersey, State Economic Development Authority, Jewish Community Center Project, 0.2%*, 11/6/2020, LOC: Bank of America NA	2,105,000	2,105,000

New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp.:

Series B, 0.13%*, 11/6/2020, LOC: Bank of America NA	1,200,000	1,200,000

Series C, 0.13%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	400,000	400,000

		3,705,000

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Multi-Family Housing Revenue, Villas de San Ignacio LP, Series A, 0.12%*, 11/6/2020, LOC: Freddie Mac	1,050,000	1,050,000

New York 10.6%

New York, Metropolitan Transportation Authority Revenue:

Series G-1, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	100,000	100,000

Series E-1, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	300,000	300,000

New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 0.1%*, 11/6/2020, LOC: Fannie Mae	1,205,000	1,205,000

New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2E, 0.12%*, 11/6/2020, LOC: Royal Bank of Canada	725,000	725,000

New York, State Dormitory Authority, Personal Income Tax Revenue, Series B, 5.0%, 3/31/2021	7,500,000	7,637,007

The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

New York, Triborough Bridge & Tunnel Authority Revenues:

Series F, 0.09%*, 11/2/2020, LOC: Citibank NA	915,000	915,000

Series A, 0.11%*, 11/6/2020, LOC: Barclays Bank PLC	200,000	200,000

Series B-4C, 0.12%*, 11/2/2020, LOC: U.S. Bank NA	1,220,000	1,220,000

New York City, NY, Health & Hospital Corp., Health System Revenue, Series B, 0.12%*, 11/6/2020, LOC: TD Bank NA	175,000	175,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:

Series F1B, 0.1%*, 11/6/2020, SPA: U.S. Bank NA	170,000	170,000

Series DD-3B, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	200,000	200,000

Series F-2, 0.12%*, 11/2/2020, LOC: Citibank NA	1,855,000	1,855,000

Series BB, 0.17%*, 11/6/2020, SPA: Industrial and Commercial Bank of China	2,645,000	2,645,000

New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-6, 0.12%*, 11/2/2020, SPA: State Street Bank & Trust Co.	700,000	700,000

New York, NY, General Obligation:

Series I-4, 0.1%*, 11/2/2020, LOC: TD Bank NA	5,130,000	5,130,000

Series A-3, 0.12%*, 11/2/2020, LOC: Mizuho Bank Ltd.	550,000	550,000

Series B-3, 0.36%*, 11/2/2020	4,840,000	4,840,000

		28,567,007

North Carolina 0.1%

New Hanover County, NC, Housing Revenue, New Hanover Regional Medical Centre, Series A, 0.12%*, 11/6/2020, LOC: PNC Bank NA	180,000	180,000

North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.18%*, 11/6/2020, LOC: Branch Banking & Trust	15,000	15,000

		195,000

Ohio 4.7%

Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.11%*, 11/2/2020, LOC: Bank of Montreal	2,100,000	2,100,000

Columbus, OH, Regional Airport Authority, Capital Funding Revenue, Oasbo Expanded Asset Program, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	345,000	345,000

Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.16%*, 11/6/2020, LOC: Northern Trust Company	8,900,000	8,900,000

Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 0.11%*, 11/6/2020, LOC: Northern Trust Company	285,000	285,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)

Ohio, Akron Bath Copley Joint Township Hospital District, Concordia Lutheran Obligated Group, Series B, 0.13%*, 11/6/2020, LOC: BMO Harris Bank NA	1,000,000	1,000,000

Ohio, State Hospital Revenue, University Hospital Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: PNC Bank NA	150,000	150,000

		12,780,000

Oklahoma 1.4%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 0.3%*, 11/6/2020, INS: Build America Mutual, LIQ: JP Morgan Chase Bank NA	3,750,000	3,750,000

Oregon 3.1%

Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series B, 0.1%*, 11/2/2020, LOC: TD Bank NA	1,800,000	1,800,000

Port of Portland, OR, Portland International Airport Revenue, Series 18A, AMT, 0.19%*, 11/6/2020, LOC: Industrial & Commercial Bank of China	6,600,000	6,600,000

		8,400,000

Pennsylvania 2.3%

Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 0.13%*, 11/6/2020, LOC: PNC Bank NA	2,500,000	2,500,000

Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, 0.13%*, 11/6/2020, LOC: PNC Bank NA	590,000	590,000

Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 0.17%*, 11/6/2020, LOC: PNC Bank NA	600,000	600,000

Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 0.17%*, 11/6/2020, LOC: PNC Bank NA	200,000	200,000

Pennsylvania, Tender Option Bond Trust Receipts, Series 2019-ZF2779, 144A, 0.15%*, 11/6/2020, LIQ: Barclays Bank PLC	1,500,000	1,500,000

Philadelphia, PA, General Obligation, Series B, 0.1%*, 11/6/2020, LOC: Barclays Bank PLC	715,000	715,000

		6,105,000

Rhode Island 0.5%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, 0.13%*, 11/6/2020, LOC: TD Bank NA	1,265,000	1,265,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
South Carolina 0.1%
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: U.S. Bank NA	250,000	250,000

South Dakota 1.0%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	2,775,000	2,775,000

Tennessee 0.3%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 0.11%*, 11/6/2020, LOC: U.S. Bank NA	700,000	700,000

Texas 5.2%

Harris County, TX, Hospital District Revenue, 0.14%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	565,000	565,000

Harris County, TX, Series D, TECP, 0.15%, 11/4/2020	550,000	550,000

Harris County, TX, General Obligation, Series C, TECP, 0.16%, 1/5/2021	4,000,000	4,000,000

Houston, TX, Utility System Revenue, First Lien, Series B-2, 0.12%*, 11/6/2020, LOC: Citibank NA	375,000	375,000

Mission, TX, Economic Development Corp., Industrial Development Revenue, CMI Project, 0.27%*, 11/6/2020, LOC: Wells Fargo Bank NA	340,000	340,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.1%*, 11/2/2020, LOC: TD Bank NA	630,000	630,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas, Series A, 0.1%*, 11/2/2020, LOC: TD Bank NA	3,200,000	3,200,000

Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series C-4, 0.12%*, 11/6/2020, LOC: Bank of Montreal	100,000	100,000

Series C-2, 0.13%*, 11/6/2020, LOC: Bank of NY Mellon	1,030,000	1,030,000

Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.16%*, 11/6/2020, LIQ: Toronto-Dominion Bank	3,100,000	3,100,000

		13,890,000

Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.12%*, 11/2/2020, LOC: TD Bank NA	450,000	450,000

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

	Principal Amount ($)	Value ($)
Virginia 0.5%

Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 0.17%*, 11/6/2020, LOC: Northern Trust Company	1,125,000	1,125,000

Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.11%*, 11/2/2020, LOC: Truist Bank	200,000	200,000

		1,325,000

Washington 0.4%
Washington, State Housing Finance Commission, Cambridge Apartments, 0.11%*, 11/6/2020, LIQ: Fannie Mae, LOC: Fannie Mae	1,175,000	1,175,000

Wisconsin 0.6%

Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.11%*, 11/2/2020, LOC: Barclays Bank PLC	300,000	300,000

Wisconsin, State Health & Educational Facilities Authority Revenue, Wausau Hospital, Series B, 0.11%*, 11/6/2020, LOC: JPMorgan Chase Bank NA	295,000	295,000

Wisconsin, University Hospitals & Clinics Authority, Series B, 0.12%*, 11/6/2020, LOC: U.S. Bank NA	275,000	275,000

Wisconsin, Whitewater Community Development Authority, Housing Preservation, 0.14%*, 11/6/2020, LOC: BMO Harris Bank NA	700,000	700,000

		1,570,000

Other 2.8%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M027, 144A, 0.14%*, 11/6/2020, LIQ: Freddie Mac	2,750,000	2,750,000

“A”, Series M031, 144A, 0.15%*, 11/6/2020, LIQ: Freddie Mac	2,870,000	2,870,000

“A”, Series M-055, 1-month USD LIBOR + 0.230%, 0.33%**, 6/15/2035	2,015,000	2,015,000

		7,635,000
Total Municipal Investments (Cost $240,960,979)		240,960,979

Preferred Shares of Closed-End Investment Companies 8.7%
California

California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.6%*, 11/6/2020	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)

California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.24%*, 11/6/2020, LIQ: Societe Generate	9,500,000	9,500,000

California, Nuveen Municipal Credit Opportunities Fund, 144A, AMT, 0.25%*, 11/6/2020, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000

Total Preferred Shares of Closed-End Investment Companies (Cost $23,500,000)		23,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $264,460,979)	98.0	264,460,979
Other Assets and Liabilities, Net	2.0	5,351,569

Net Assets	100.0	269,812,548

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of October 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**	Floating rate security. These securities are shown at their current rate as of October 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

SIFMA: Securities Industry and Financial Markets Association

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$240,960,979	$—	$240,960,979
Preferred Shares of Closed-End Investment Companies	—	23,500,000	—	23,500,000
Total	$—	$264,460,979	$—	$264,460,979

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities

as of October 31, 2020 (Unaudited)

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$264,460,979
Cash	62,782
Receivable for investments sold	5,280,041
Receivable for Fund shares sold	158,499
Interest receivable	211,062
Other assets	61,183
Total assets	270,234,546

Liabilities
Payable for Fund shares redeemed	283,138
Distributions payable	258
Accrued Trustees’ fees	3,946
Other accrued expenses and payables	134,656
Total liabilities	421,998
Net assets, at value	$269,812,548

Net Assets Consist of
Distributable earnings (loss)	(26,997)
Paid-in capital	269,839,545
Net assets, at value	$269,812,548

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	17

Statement of Assets and Liabilities as of October 31, 2020 (Unaudited) (continued)

Net Asset Value	DWS Tax-Exempt Portfolio

DWS Tax-Exempt Cash Premier Shares

Net Asset Value, offering and redemption price per share ($76,336,440 ÷ 76,282,895 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($110,816,980 ÷ 110,739,334 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($45,996,431 ÷ 45,964,000 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares

Net Asset Value, offering and redemption price per share ($5,036,166 ÷ 5,032,633 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($22,546,284 ÷ 22,530,470 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($9,080,247 ÷ 9,073,878 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Free Money Fund Class S

Statement of Operations

for the six months ended October 31, 2020 (Unaudited)

Investment Income	DWS Tax-Exempt Portfolio

Income:
Interest	$351,560
Expenses:

Management fee	111,356
Administration fee	134,058
Services to shareholders	67,435
Distribution and service fees	48,178
Custodian fee	264
Professional fees	34,505
Reports to shareholders	51,150
Registration fees	47,528
Trustees’ fees and expenses	6,064
Other	22,079
Total expenses before expense reductions	522,617
Expense reductions	(229,738)
Total expenses after expense reductions	292,879
Net investment income	58,681
Net realized gain (loss) from investments	1,500
Net increase (decrease) in net assets resulting from operations	$60,181

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	19

Statements of Changes in Net Assets

	DWS Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

Operations:

Net investment income	$58,681	$3,229,599
Net realized gain (loss)	1,500	10,295
Net increase in net assets resulting from operations	60,181	3,239,894
Distributions to shareholders:

DWS Tax-Exempt Cash Premier Shares	(16,877)	(624,839)
DWS Tax-Exempt Money Fund	(30,480)	(1,488,005)
DWS Tax-Free Money Fund Class S	(9,081)	(559,792)
Service Shares	(207)	(54,983)
Tax-Exempt Cash Managed Shares	(1,589)	(447,762)
Tax-Free Investment Class	(440)	(54,218)
Total distributions	(58,674)	(3,229,599)
Fund share transactions:

Proceeds from shares sold	138,612,008	242,684,916
Reinvestment of distributions	55,081	2,627,334
Payments for shares redeemed	(110,526,031)	(295,201,755)
Net increase (decrease) in net assets from Fund share transactions	28,141,058	(49,889,505)
Increase (decrease) in net assets	28,142,565	(49,879,210)
Net assets at beginning of period	241,669,983	291,549,193

Net assets at end of period	$269,812,548	$241,669,983

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Free Money Fund Class S

Financial Highlights

DWS Tax-Exempt Portfolio —

DWS Tax-Free Money Fund Class S

	Six Months Ended 10/31/20		Years Ended April 30,
	(Unaudited)		2020	2019	2018	2017		2016

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.000	***	.012	.013	.008	.005		.000	***
Net realized gain (loss)	.000	***	.000 ***	.000 ***	.000 ***	(.000	)***	.000	***
Total from investment operations	.000	***	.012	.013	.008	.005		.000	***
Less distributions from:

Net investment income	(.000	)***	(.012)	(.013)	(.008)	(.005)		(.000	)***
Net realized gains	—		—	—	—	(.000	)***	(.000	)***
Total distributions	(.000	)***	(.012)	(.013)	(.008)	(.005)		(.000	)***
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return (%)[a]	.02	**	1.22	1.30	.79	.46		.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		49	52	51	55		67
Ratio of expenses before expense reductions (%)	.37	*	.38	.40	.36	.33		.28
Ratio of expenses after expense reductions (%)	.22	*	.25	.26	.27	.28		.13
Ratio of net investment income (%)	.04	*	1.22	1.29	.78	.38		.02

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	21

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund”).

DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including

22	|	DWS Tax-Free Money Fund Class S

the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

At April 30, 2020, the Fund had a net tax basis capital loss carryforward of approximately $5,000 of short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

At October 31, 2020, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $264,460,979.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Tax-Free Money Fund Class S	|	23

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

Accordingly, for the six months ended October 31, 2020, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.08% of the Fund’s average daily net assets.

For the period from May 1, 2020 through September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to

24	|	DWS Tax-Free Money Fund Class S

the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ semiannual reports that are provided separately and are available upon request.

For the six months ended October 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

DWS Tax-Exempt Cash Premier Shares	$42,027
DWS Tax-Exempt Money Fund	76,268
DWS Tax-Free Money Fund Class S	35,347
Service Shares	19,028
Tax-Exempt Cash Managed Shares	37,318
Tax-Free Investment Class	19,750
$229,738

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2020, the Administration Fee was as follows:

Fund	Administration Fee	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$134,058	$22,935

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Tax-Free Money Fund Class S	|	25

fee it receives from the Fund. For the six months ended October 31, 2020, the amounts charged to the Fund by DSC were as follows:

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at October 31 2020
DWS Tax-Exempt Cash Premier Shares	$3,554	$—
DWS Tax-Exempt Money Fund	15,892	3,999
DWS Tax-Free Money Fund Class S	13,542	3,533
Service Shares	5,198	748
Tax-Exempt Cash Managed Shares	7,956	3,686
Tax-Free Investment Class	2,891	936
	$49,033	$12,902

In addition, for the six months ended October 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Money Fund	$2,354
DWS Tax-Free Money Fund Class S	1,414
$3,768

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2020, the Distribution Fee was as follows:

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Service Shares	$12,403	$3,295	.60%	.60%
Tax-Free Investment Class	11,099	1,934	.25%	.25%
	$23,502	$5,229

In addition, DDI provides information and administrative services for a fee (“Service Fee”) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	DWS Tax-Free Money Fund Class S

For the six months ended October 31, 2020, the Service Fee was as follows:

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at October 31, 2020	Annualized Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$21,568	$3,190	.15%	.15%
Tax-Free Investment Class	3,108	542	.07%	.07%
	$24,676	$3,732

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended October 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” was as follows:

Fund	Total Aggregated	Unpaid at October 31, 2020
DWS Tax-Exempt Portfolio	$27,016	$20,538

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended October 31, 2020, the Fund engaged in securities purchases of $77,712,000 and securities sales of $123,532,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2020.

DWS Tax-Free Money Fund Class S	|	27

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Portfolio

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Tax-Exempt Cash Premier Shares	66,677,143	$66,677,143	41,862,423	$41,862,423
DWS Tax-Exempt Money Fund	12,380,189	12,380,189	25,715,447	25,715,447
DWS Tax-Free Money Fund Class S	3,773,197	3,773,197	11,739,197	11,739,197
Service Shares	19,068,741	19,068,741	33,023,031	33,023,031
Tax-Exempt Cash Managed Shares	31,567,001	31,567,001	118,617,749	118,617,749
Tax-Free Investment Class	5,145,737	5,145,737	11,693,258	11,693,258
Account Maintenance Fees	—	—	—	33,811
		$138,612,008		$242,684,916

Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	15,743	$15,743	530,544	$530,544
DWS Tax-Exempt Money Fund	30,064	30,064	1,463,011	1,463,011
DWS Tax-Free Money Fund Class S	8,623	8,623	527,080	527,080
Service Shares	206	206	52,042	52,042
Tax-Exempt Cash Managed Shares	6	6	1,388	1,388
Tax-Free Investment Class	439	439	53,269	53,269
		$55,081		$2,627,334

28	|	DWS Tax-Free Money Fund Class S

	Six Months Ended October 31, 2020		Year Ended April 30, 2020
	Shares	Dollars	Shares	Dollars

Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(25,019,630)	$(25,019,630)	(57,237,476)	$(57,237,476)
DWS Tax-Exempt Money Fund	(18,452,146)	(18,452,146)	(34,688,889)	(34,688,889)
DWS Tax-Free Money Fund Class S	(6,517,182)	(6,517,182)	(15,200,338)	(15,200,338)
Service Shares	(16,732,465)	(16,732,465)	(44,213,765)	(44,213,765)
Tax-Exempt Cash Managed Shares	(40,764,501)	(40,764,501)	(132,627,792)	(132,627,792)
Tax-Free Investment Class	(3,040,107)	(3,040,107)	(11,233,495)	(11,233,495)
		$(110,526,031)		$(295,201,755)

Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	41,673,256	$41,673,256	(14,844,509)	$(14,844,509)
DWS Tax-Exempt Money Fund	(6,041,893)	(6,041,893)	(7,510,431)	(7,510,431)
DWS Tax-Free Money Fund Class S	(2,735,362)	(2,735,362)	(2,934,061)	(2,934,061)
Service Shares	2,336,482	2,336,482	(11,138,692)	(11,138,692)
Tax-Exempt Cash Managed Shares	(9,197,494)	(9,197,494)	(14,008,655)	(14,008,655)
Tax-Free Investment Class	2,106,069	2,106,069	513,032	513,032
Account Maintenance Fees	—	—	—	33,811
		$28,141,058		$(49,889,505)

E. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. Conversely, any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low interest rates, the Fund’s yield may approach zero. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income and, at times, could impair the fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing

DWS Tax-Free Money Fund Class S	|	29

power for long-term investors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

30	|	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the DWS Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020 to October 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for DWS Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for DWS Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Tax-Free Money Fund Class S	|	31

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2020 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,000.19
Expenses Paid per $1,000*	$1.11

Hypothetical 5% Fund Return
Beginning Account Value 5/1/20	$1,000.00
Ending Account Value 10/31/20	$1,024.10
Expenses Paid per $1,000*	$1.12

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
DWS Tax-Free Money Fund Class S	.22%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

32	|	DWS Tax-Free Money Fund Class S

Other Information

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Free Money Fund Class S	|	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a

34	|	DWS Tax-Free Money Fund Class S

global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions,

DWS Tax-Free Money Fund Class S	|	35

Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. Based on Broadridge data provided as of December 31, 2019, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (3rd quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (3rd quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in

36	|	DWS Tax-Free Money Fund Class S

allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds

DWS Tax-Free Money Fund Class S	|	37

notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

38	|	DWS Tax-Free Money Fund Class S

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Tax-Free Money Fund Class S	|	39

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

40	|	DWS Tax-Free Money Fund Class S

Notes

Notes

Notes

DTFMF-3

(R-033439-8 12/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, each a series of Cash Account Trust, each a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	12/30/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	12/30/2020